MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS May 31, 1999

                                                        Two World Trade Center,
                                                       New York, New York 10048
DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter Multi-State Municipal Series Trust for the period ended May 31, 1999.

The financial markets have begun to recover from last year's global economic difficulties. The turmoil which included the Asian crisis, the Russian debt default and the near collapse of a major U.S. hedge fund has given way to more normal financial conditions. The major catalyst for this return to stability was the liquidity provided by the Federal Reserve Board's 75-basis-point reduction in the federal-funds rate during the fourth quarter of 1998.

These international economic problems precipitated a "flight to quality" rally in fixed-income securities and U.S. Treasury yields reached 30-year lows in October 1998. As the world markets recovered, foreign investors repatriated funds and Treasury yields began to rise. Interest rates also rose in response to surprisingly robust economic domestic growth reported over the second half of 1998. The bond market became concerned that the central bank might become more restrictive by taking back some of the liquidity provided during the crisis. On June 30, 1999 the Federal Reserve Board raised the Federal Funds rate 25 basis points to 5.00 percent.

MUNICIPAL MARKET CONDITIONS

During 1998 municipal yields were less volatile than Treasury yields. This pattern of stability continued into 1999. Long-term insured municipal index yields stood at 5.30 percent at the end of May only 30 basis points higher than November 1998. In contrast, Treasury bond yields rose 80 basis points, from
5.05 to 5.85 percent. During the past six months, the yield pickup for extending tax-exempt maturities from one to 30 years averaged 225 basis points.


The modest rally of municipals during 1998 created a more favorable relationship relative to Treasuries. Municipals underperformed Treasuries and the ratio of municipal yields to Treasury yields climbed to 99 percent

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS May 31, 1999, continued

by December. The higher the ratio, the more attractive municipals are relative to Treasuries. Municipals have outperformed Treasuries this year and the ratio declined to 91 percent by May. The high-to-low annual range of municipal/Treasury yields for the past five years has averaged from 93 to 84 percent.

In addition to lagging 1998's Treasury rally, municipals also experienced a glut of new-issue supply. Underwriting volume of $284 billion was up 28 percent from the prior year and approached 1993's record. Issuers actively refinanced at lower interest rates and refundings were 29 percent of total volume. This year's rise in interest rates has reduced the amount of refunding activity. Refunding volume was down 45 percent in the first five months of 1999. Total underwriting declined 24 percent.

                         30-YEAR BOND YIELDS 1994-1999

                                  [LINE GRAPH]

  DATE              AAA INS                 TSY               % RELATIONSHIP

12/31/93             5.40%                  6.34%                 85.17%
01/31/94             5.40                   6.24                  86.54%
02/28/94             5.80                   6.66                  87.09%
03/31/94             6.40                   7.09                  90.27%
04/29/94             6.35                   7.32                  86.75%
05/31/94             6.25                   7.43                  84.12%
06/30/94             6.50                   7.61                  85.41%
07/29/94             6.25                   7.39                  84.57%
08/31/94             6.30                   7.45                  84.56%
09/30/94             6.55                   7.81                  83.87%
10/31/94             6.75                   7.96                  84.80%
11/30/94             7.00                   8.00                  87.50%
12/30/94             6.75                   7.88                  85.66%
01/31/95             6.40                   7.70                  83.12%
02/28/95             6.15                   7.44                  82.66%
03/31/95             6.15                   7.43                  82.77%
04/28/95             6.20                   7.34                  84.47%
05/31/95             5.80                   6.66                  87.09%
06/30/95             6.10                   6.62                  92.15%
07/31/95             6.10                   6.86                  88.92%
08/31/95             6.00                   6.66                  90.09%
09/29/95             5.95                   6.48                  91.82%
10/31/95             5.75                   6.33                  90.84%
11/30/95             5.50                   6.14                  89.58%
12/29/95             5.35                   5.94                  90.07%
01/31/96             5.40                   6.03                  89.55%
02/29/96             5.60                   6.46                  86.69%
03/29/96             5.85                   6.66                  87.84%
04/30/96             5.95                   6.89                  86.36%
05/31/96             6.05                   6.99                  86.55%
06/28/96             5.90                   6.89                  85.63%
07/31/96             5.85                   6.97                  83.93%
08/30/96             5.90                   7.11                  82.98%
09/30/96             5.70                   6.93                  82.25%
10/31/96             5.65                   6.64                  85.09%
11/29/96             5.50                   6.35                  86.61%
12/31/96             5.60                   6.63                  84.46%
01/31/97             5.70                   6.79                  83.95%
02/28/97             5.65                   6.80                  83.09%
03/31/97             5.90                   7.10                  83.10%
04/30/97             5.75                   6.94                  82.85%
05/30/97             5.65                   6.91                  81.77%
06/30/97             5.60                   6.78                  82.60%
07/30/97             5.30                   6.30                  84.13%
08/31/97             5.50                   6.61                  83.21%
09/30/97             5.40                   6.40                  84.38%
10/31/97             5.35                   6.15                  86.99%
11/30/97             5.30                   6.05                  87.60%
12/31/97             5.15                   5.92                  86.99%
01/31/98             5.15                   5.80                  88.79%
02/28/98             5.20                   5.92                  87.84%
03/31/98             5.25                   5.93                  88.53%
04/30/98             5.35                   5.95                  89.92%
05/29/98             5.20                   5.80                  89.66%
06/30/98             5.20                   5.65                  92.04%
07/31/98             5.18                   5.71                  90.72%
08/31/98             5.03                   5.27                  95.45%
09/30/98             4.95                   5.00                  99.00%
10/31/98             5.05                   5.16                  97.87%
11/30/98             5.00                   5.06                  98.81%
12/31/98             5.05                   5.10                  99.02%
01/31/99             5.00                   5.09                  98.23%
02/28/99             5.10                   5.58                  91.40%
03/31/99             5.15                   5.63                  91.47%
04/30/99             5.20                   5.66                  91.87%
05/31/99             5.30                   5.83                  90.91%

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group


PORTFOLIO STRUCTURE

The average duration, a measure of sensitivity to interest-rate changes, of the 10 single-state portfolios that make up the Morgan Stanley Dean Witter Multi-State Municipal Series Trust was 7 years. At the end of May, the portfolio's average bond maturity was 18 years and average call protection was 7 years. Individual portfolio holdings of refunded bonds ranged from 0 to 19 percent of net assets. These bonds have been refinanced and will be redeemed on the dates shown in the individual state portfolios.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
LETTER TO THE SHAREHOLDERS May 31, 1999, continued

For your convenience, we have summarized details regarding the various state series on the following pages. Here you will find information on credit quality, maturity, call protection, distributions, duration and performance.

LOOKING AHEAD

The combination of a "flight to quality" and the flood of new municipal issues made the municipal-to- Treasury yield relationship more favorable late last year than it had been in the previous 10 years. Although municipals have outperformed Treasuries thus far in 1999, we believe that municipals still offer investors considerable value versus their historical relationship with Treasuries.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's investment manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Multi-State Municipal Series Trust and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                  /s/ MITCHELL M. MERIN
--------------------------                  ---------------------
CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
PORTFOLIO SUMMARY May 31, 1999 (unaudited)




                                                ARIZONA    CALIFORNIA    FLORIDA    MASSACHUSETTS
                                                 SERIES      SERIES       SERIES       SERIES
                                              ----------- ------------ ----------- --------------
Credit Ratings (1):
Aaa or AAA ..................................         49%         57%          77%         58%
Aa or AA ....................................         32          19           10          20
A or A ......................................         19          18            6           7
Baa or BBB ..................................         --           6            7          15
Ba or BB ....................................         --          --           --          --
Non-Rated (2) ...............................         --          --           --          --
Long-Term Portfolio Distribution by Call Date
  1999 ......................................         --          --            4%         --
  2000 ......................................          5%         --            1           4%
  2001 ......................................          7          14%           9           6
  2002 ......................................         28          20           25          15
  2003 ......................................          5          10            4          19
  2004 ......................................         10          --           --           4
  2005 ......................................          3          --            5           8
  2006 ......................................         --           8            6           6
  2007 ......................................         --           2            6           3
  2008 ......................................         20          19            8          21
  2009 ......................................          5           8            8           3
  2010+ .....................................         17          19           24          11
Average Weighted (3):
  Maturity ..................................     17 Years    18 Years     19 Years    18 Years
  Call Protection ...........................      7 Years     8 Years      8 Years     6 Years
  Modified Duration .........................      7 Years     8 Years      7 Years     7 Years
Per Share Net Asset Value:
  November 30, 1998 .........................    $ 10.81     $ 11.22      $ 11.25     $ 11.33
  May 31, 1999 ..............................    $ 10.46     $ 10.83      $ 10.71     $ 11.02
Distributions (4) ...........................    $  0.39     $  0.45      $  0.56     $  0.36
Total Return (5):
  6 months ended 05/31/99 ...................       0.38%       0.57%        0.19%       0.40%
  12 months ended 05/31/99 ..................       3.79%       4.40%        3.71%       3.60%

---------------
(1) Represents Moody's or Standard & Poor's ratings of the credit quality of the long-term bonds owned by each Series.

(2) Unrated at time of purchase; deemed by Investment Manager to be comparable to investment grade securities.

(3)   Includes short-term securities.

(4) Includes all income dividends and capital gains distributions, if any, paid by each Series for the six months ended May 31, 1999.

(5) Total return figures represent the change in each Series' total value for each period measured, taking into account the change in NAV plus compounded, reinvested dividends and do not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.


   MICHIGAN      MINNESOTA     NEW JERSEY      NEW YORK        OHIO       PENNSYLVANIA
    SERIES         SERIES        SERIES         SERIES        SERIES         SERIES
-------------   -----------   ------------   -----------   -----------   --------------
        82%             45%           65%            48%           68%           69%
        15              37            17             11            16            14
         3              11             7             32             6            12
        --               7             8              9            10             4
        --              --            --             --            --            --
        --              --             3             --            --             1

        --              --             5%            --             3%            1%
        --               3%           --             --            --            --
         7%              5             9             --            14            13
        30              24            25             14%           28            26
        10              30             7             10             2            12
        --              --            --              5            --            --
        12              --            12             14            15             4
         3               4             7             23            --             4
        --              --             3              5             6             4
        30              22            22             15            21            23
         5               7             7              5             3             6
         3               5             3              9             8             7

    17 Years        17 Years      19 Years       18 Years      17 Years      19 Years
     6 Years         6 Years       6 Years        7 Years       6 Years       6 Years
     7 Years         7 Years       7 Years        7 Years       6 Years       7 Years

    $11.19          $10.82        $11.15         $11.41        $11.15        $11.15
    $10.62          $10.55        $10.87         $10.85        $10.82        $10.82
    $ 0.65          $ 0.31        $ 0.35         $ 0.60        $ 0.38        $ 0.36

      0.66%           0.33%         0.55%          0.32%         0.42%         0.28%
      4.32%           3.23%         4.13%          3.85%         3.97%         3.69%

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited)



 PRINCIPAL
 AMOUNT IN                                                                              COUPON     MATURITY
 THOUSANDS                                                                               RATE        DATE         VALUE
-----------                                                                          ------------ ---------- --------------
            ARIZONA TAX-EXEMPT MUNICIPAL BONDS (93.2%)
            General Obligation (12.5%)
 $  1,000   Paradise Valley Unified School District #69, Ser B 1995 (MBIA) ............   5.25 %    07/01/15   $ 1,009,380
            Phoenix,
    1,000    Refg Ser 1992 ............................................................   6.375     07/01/13     1,082,570
    1,000    Ser 1999 B ...............................................................   4.50      07/01/20       913,320
    1,000   Tucson, Refg Ser 1998 .....................................................   5.50      07/01/18     1,053,410
    1,000   Puerto Rico, Public Improvement Ser 1998 (MBIA) ...........................   6.00      07/01/16     1,123,810
 --------                                                                                                      -----------
    5,000                                                                                                        5,182,490
 --------                                                                                                      -----------
            Educational Facilities Revenue (5.1%)
    1,000   Arizona Board of Regents, Arizona State University Ser 1992 A .............   5.50      07/01/19     1,028,290
    1,000   University of Arizona, Telecommunications Ser 1991 COPs ...................   6.50      07/15/12     1,083,390
 --------                                                                                                      -----------
    2,000                                                                                                        2,111,680
 --------                                                                                                      -----------
            Electric Revenue (6.6%)
      820   Salt River Project Agricultural Improvement & Power District,
             Refg 1992 Ser D ..........................................................   6.25      01/01/27       873,891
            Puerto Rico Electric Power Authority,
    1,000    Power Ser DD (FSA) .......................................................   4.50      07/01/19       922,720
    1,000    Power Ser GG (FSA) .......................................................   4.75      07/01/21       943,760
 --------                                                                                                      -----------
    2,820                                                                                                        2,740,371
 --------                                                                                                      -----------
            Hospital Revenue (10.3%)
            Maricopa County Industrial Development Authority,
    2,000    Catholic Healthcare West 1992 Ser A (MBIA)................................   5.75      07/01/11     2,127,100
    1,000    Mayo Clinic Ser 1998 .....................................................   5.25      11/15/37       972,620
    1,100   Pima County Industrial Development Authority, Carondelet Health Care
---------    Corp Ser 1993 (MBIA) .....................................................   5.25      07/01/13     1,141,074
                                                                                                               -----------
    4,100                                                                                                        4,240,794
---------                                                                                                      -----------
            Industrial Development/Pollution Control Revenue (9.2%)
    1,000   Greenlee County Industrial Development Authority, Phelps Dodge Corp
             Refg 1994 ................................................................   5.45      06/01/09     1,026,330
    1,000   Mohave County Industrial Development Authority, Citizens Utilities Co
             1993 Ser B (AMT) .........................................................   5.80      11/15/28     1,020,810
    1,700   Santa Cruz County Industrial Development Authority, Citizens Utilities Co
---------    Ser 1991 (AMT) ...........................................................   7.15      02/01/23     1,749,742
                                                                                                               -----------
    3,700                                                                                                        3,796,882
---------                                                                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                           COUPON      MATURITY
 THOUSANDS                                                                            RATE         DATE          VALUE
-----------                                                                       ------------  ----------  --------------
            Mortgage Revenue -- Multi-Family (2.4%)
 $    925   Pima County Industrial Development Authority, Rancho Mirage Ser 1992
 --------    (AMT) (AGRC) ..........................................................   7.05 %     04/01/22    $   985,569
                                                                                                              -----------
            Mortgage Revenue -- Single Family (2.4%)
    1,000   Puerto Rico Housing Finance Corporation, Homeownership GNMA-Backed
 --------    1998 Ser A (AMT) ......................................................   5.10       12/01/31        989,190
                                                                                                              -----------
            Public Facilities Revenue (4.9%)
            Arizona,
      500    Refg Ser 1992 B COPs (AMBAC) ..........................................   6.25       09/01/10        537,220
      500    Ser 1991 COPs (FSA) ...................................................   6.25       09/01/11        532,270
    1,000   Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1997 A
 --------    (AMBAC) ...............................................................   5.00       07/01/28        971,590
                                                                                                              -----------
    2,000                                                                                                       2,041,080
 --------                                                                                                     -----------
            Transportation Facilities Revenue (9.9%)
    1,000   Phoenix, Street & Highway User Refg Ser 1993 ...........................   5.125      07/01/11      1,016,420
            Tucson,
    1,000    Street & Highway User Sr Lien Refg Ser 1993 ...........................   5.50       07/01/09      1,047,300
    1,000    Street & Highway User Sr Lien Refg Ser 1996 (MBIA) ....................   6.00       07/01/10      1,111,320
    1,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A .............   4.75       07/01/38        915,730
 --------                                                                                                     -----------
    4,000                                                                                                       4,090,770
 --------                                                                                                     -----------
            Water & Sewer Revenue (21.7%)
    1,000   Arizona Wastewater Management Authority, Wastewater Ser 1992 A
             (AMBAC) ...............................................................   5.95       07/01/12      1,068,330
    1,000   Arizona Water Infrastructure Finance Authority, Water Quality Ser 1998 A
             (MBIA) ................................................................   5.00       07/01/17        980,130
    1,000   Chandler, Water & Sewer Refg Ser 1992 (FGIC) ...........................   6.25       07/01/13      1,078,220
    1,000   Gilbert, Water & Wastewater Refg Ser 1992 (FGIC) .......................   6.50       07/01/22      1,102,830
    1,000   Mesa, Utility Ser 1998 (MBIA) ..........................................   4.50       07/02/18        913,600
            Phoenix Civic Improvement Corporation,
    1,000    Wastewater Jr Lien Ser 1994 ...........................................   5.45       07/01/19      1,019,370
    1,000    Wastewater Refg Ser 1993 ..............................................   4.75       07/01/23        935,930
    1,000   Pima County Metropolitan Domestic Water Improvement District,
             Refg Ser 1999(FGIC) ...................................................   4.875      01/01/19        962,690
    1,000   Scottsdale Water & Sewer Refg Ser 1998 E ...............................   4.50       07/01/23        900,620
 --------                                                                                                     -----------
    9,000                                                                                                       8,961,720
 --------                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- ARIZONA SERIES PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                COUPON      MATURITY
 THOUSANDS                                                                                 RATE         DATE          VALUE
-----------                                                                             ---------- ------------- --------------
            Refunded (8.2%)
 $  1,150   Arizona Health Facilities Authority, Phoenix Baptist Hospital & Medical
             Center Inc & Medical Environments Inc Ser 1992 (MBIA) (ETM) ..............    6.25%      09/01/11     $ 1,252,649
    2,000   Tucson, Water Refg Ser 1991 ...............................................    6.50       07/01/01+      2,139,240
 --------                                                                                                          -----------
    3,150                                                                                                            3,391,889
 --------                                                                                                          -----------
   37,695   TOTAL ARIZONA TAX-EXEMPT MUNICIPAL BONDS
 --------   (Identified Cost $37,112,936) ....................................................................      38,532,435
                                                                                                                   -----------
            SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATIONS (5.1%)
    1,100   Maricopa County, Arizona Public Service Co 1994C (Demand 06/01/99) ........    3.35*      05/01/29       1,100,000
    1,000   Tempe, Excise Tax Ser 1998 (Demand 06/01/99) ..............................    3.35*      07/01/23       1,000,000
 --------                                                                                                          -----------
    2,100   TOTAL SHORT-TERM ARIZONA TAX-EXEMPT MUNICIPAL OBLIGATIONS
 --------   (Identified Cost $2,100,000)......................................................................       2,100,000
                                                                                                                   -----------
 $ 39,795   TOTAL INVESTMENTS (Identified Cost $39,212,936) (a) ................................          98.3%     40,632,435
 ========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .....................................           1.7         709,659
                                                                                                      --------     -----------
            NET ASSETS .........................................................................         100.0%    $41,342,094
                                                                                                      ========     ===========

---------------
AMT    Alternative Minimum Tax.
COPs   Certificates of Participation.
ETM    Escrowed to maturity.
*      Current coupon of variable rate demand obligation.
+      Prerefunded to call date shown.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,609,397 and the aggregate gross unrealized depreciation is $189,898, resulting in net unrealized appreciation of $1,419,499.


Bond Insurance:
---------------
AGRC   Asset Guaranty Reinsurance Company.
AMBAC  AMBAC Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
FSA    Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
CALIFORNIA SERIES
PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited)



 PRINCIPAL
 AMOUNT IN                                                                                COUPON    MATURITY
 THOUSANDS                                                                                 RATE       DATE         VALUE
-----------                                                                             ---------- ---------- --------------
            CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (92.1%)
            General Obligation (10.4%)
            California,
 $  2,000    Various Purpose 04/01/93 (FSA) ........................................... 5.50%      04/01/19    $  2,049,980
    2,000    Refg Dtd 10/01/98 (MBIA) ................................................. 4.50       10/01/28       1,771,160
    2,500   Carlsbad Unified School District, Ser 1997 (FGIC) ......................... 0.00       11/01/16       1,022,000
    3,000   Los Angeles Unified School District, 1997 Ser B (FGIC) .................... 5.00       07/01/23       2,909,940
    3,000   Mojave Water Agency, Impr Dist M Morongo Basin Pipeline Refg
 --------    Ser 1996 (FGIC) .......................................................... 5.80       09/01/22       3,191,880
                                                                                                               ------------
   12,500                                                                                                        10,944,960
 --------                                                                                                      ------------
            Educational Facilities Revenue (7.3%)
            California Educational Facilities Authority,
    2,000    Carnegie Institution of Washington 1993 Ser A ............................ 5.60       10/01/23       2,070,980
    1,360    Loyola Marymount University Refg Ser 1992 ................................ 6.00       10/01/14       1,424,178
    1,500    University of San Diego Refg Ser 1998 (AMBAC) ............................ 4.75       10/01/15       1,461,630
    2,500    University of Southern California Ser 1993 B ............................. 5.80       10/01/15       2,663,850
 --------                                                                                                      ------------
    7,360                                                                                                         7,620,638
 --------                                                                                                      ------------
            Electric Revenue (7.8%)
    2,000   Los Angeles Department of Water & Power, Refg Issue of 1993
             (Secondary AMBAC) ........................................................ 5.375      09/01/23       2,024,720
    1,000   Sacramento Municipal Utility District, Refg 1993 Ser D (MBIA) ............. 5.625      11/15/15       1,039,670
    5,000   Southern California Public Power Authority, Mead - Phoenix (AMBAC) ........ 5.15       07/01/15       5,132,150
 --------                                                                                                      ------------
    8,000                                                                                                         8,196,540
 --------                                                                                                      ------------
            Hospital Revenue (11.0%)
            California Health Facilities Financing Authority,
    2,000    Catholic Health Corp Ser 1992 A (MBIA) ................................... 6.00       07/01/13       2,148,720
    3,000    Scripps Memorial Hospitals Ser 1992 A (MBIA) ............................. 6.375      10/01/22       3,259,380
    2,000   California Statewide Communities Development Authority,
             Cedars-Sinai Medical Center Ser 1992 COPs ................................ 6.50       08/01/12       2,259,580
    4,000   Duarte, City of Hope National Medical Center Ser 1999A COPs ............... 5.25       04/01/19       3,908,160
 --------                                                                                                      ------------
   11,000                                                                                                        11,575,840
 --------                                                                                                      ------------
            Industrial Development/Pollution Control Revenue (1.6%)
    1,500   California Pollution Control Financing Authority, San Diego Gas
 --------    & Electric Co 1996 Ser A ................................................. 5.90       06/01/14       1,649,670
                                                                                                               ------------
            Mortgage Revenue - Multi-Family (2.0%)
    2,000   California Housing Finance Agency, Rental II 1992 Ser B ................... 6.70       08/01/15       2,139,220
 --------                                                                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
CALIFORNIA SERIES
PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                COUPON      MATURITY
 THOUSANDS                                                                                 RATE         DATE         VALUE
-----------                                                                              --------    ----------   ------------
            Mortgage Revenue - Single Family (4.7%)
 $    690   California Housing Finance Agency, Home 1991 Ser C (AMT) (MBIA) .............  7.00 %     08/01/23    $   730,827
    2,880   California Rural Home Finance Authority, 1997 Ser A-2 (AMT) .................  7.00       09/01/29      3,213,994
      935   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
 --------    Ser C ......................................................................  6.85       10/15/23        988,473
                                                                                                                  -----------
    4,505                                                                                                           4,933,294
 --------                                                                                                         -----------
            Public Facilities Revenue (6.7%)
    5,000   Anaheim Public Financing Authority, 1997 Ser C (FSA) ........................  0.00       09/01/26      1,165,650
    2,000   San Diego County, Downtown Courthouse Refg 1998 COPs (AMBAC) ................  4.50       05/01/23      1,789,380
    2,000   San Francisco Redevelopment Agency, Ser 1998 (FSA) ..........................  5.00       07/01/25      1,929,300
    2,000   San Jose Financing Authority, Convention Center Refg 1993 Ser C .............  6.375      09/01/13      2,113,020
 --------                                                                                                         -----------
   11,000                                                                                                           6,997,350
 --------                                                                                                         -----------
            Tax Allocation Revenue (1.0%)
    1,000   Industry Urban-Development Agency, Transportation-Distribution-Industrial
 --------    Redev Proj #3 1992 Refg ....................................................  6.90       11/01/16      1,080,760
                                                                                                                  -----------
            Transportation Facilities Revenue (10.1%)
    2,000   Alameda Corridor Transportation Authority, Sr Ser 1999 A (MBIA) .............  5.25       10/01/21      2,010,700
    2,000   Los Angeles County Transportation Commission, Sales Tax Ser 1991-B ..........  6.50       07/01/13      2,140,920
    2,000   San Francisco Bay Area Rapid Transit District, Sales Tax Ser 1998
             (AMBAC) ....................................................................  4.75       07/01/23      1,866,680
            San Joaquin Hills Transportation Corridor Agency,
    3,000    Toll Road Refg Ser 1997 A (MBIA) ...........................................  0.00       01/15/26        723,990
    2,000    Toll Road Refg Ser 1997 A (MBIA) ...........................................  5.25       01/15/30      2,001,360
    2,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A ..................  4.75       07/01/38      1,831,460
 --------                                                                                                         -----------
   13,000                                                                                                          10,575,110
 --------                                                                                                         -----------
            Water & Sewer Revenue (14.2%)
    1,000   Contra Costa Water Authority, 1992 Ser E (AMBAC) ............................  6.25       10/01/12      1,151,190
            East Bay Municipal Utility District,
    3,000    Water Refg Ser 1992 ........................................................  6.00       06/01/20      3,174,270
    2,000    Water Refg Ser 1998 (MBIA) .................................................  4.75       06/01/34      1,831,620
    3,000   Eastern Municipal Water District, Water & Sewer Refg Ser 1998 A COPs
             (FGIC) .....................................................................  4.75       07/01/23      2,800,020
    2,000   Metropolitan Water District of Southern California, Waterworks
             1997 Ser A .................................................................  5.00       07/01/26      1,928,060
    2,000   San Francisco Public Utilities Commission, Water 1992 Refg Ser A ............  6.00       11/01/15      2,101,940
    2,000   Stockton, Wastewater 1998 Ser A COPs (MBIA) .................................  5.00       09/01/23      1,939,700
 --------                                                                                                         -----------
   15,000                                                                                                          14,926,800
 --------                                                                                                         -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
CALIFORNIA SERIES
PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                COUPON      MATURITY
 THOUSANDS                                                                                 RATE         DATE          VALUE
-----------                                                                            ----------- ------------- ---------------
            Refunded (15.3%)
 $  4,000   California Educational Facilities Authority, Claremont Colleges
             Ser 1992 ................................................................ 6.375%         05/01/02+   $  4,352,960
    2,000   Kings River Conservation District, Pine Flat Power Ser D ................. 6.00           01/01/01+      2,112,280
    2,000   Los Angeles County, 1991 Master Refg COPs ................................ 6.708          05/01/01+      2,139,660
    4,000   San Diego County Water Authority, Ser 1991-B COPs (MBIA) ................. 6.30           05/01/06+      4,482,360
    2,700   Torrance, Refg 1991 COPs ................................................. 6.80           07/01/01+      2,922,588
 --------                                                                                                         ------------
   14,700                                                                                                           16,009,848
 --------                                                                                                         ------------
  101,565   TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS
 --------   (Identified Cost $92,259,723) ....................................................................      96,650,030
                                                                                                                  ------------
            SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (6.0%)
    1,500   California Statewide Communities Development Authority, John Muir/
             Mt Diablo Health System Ser 1997 COPs (AMBAC) (Demand 06/01/99) .........  2.95*         08/15/27       1,500,000
    4,800   Newport Beach, Hoag Memorial Hospital/Presbyterian Ser 1992
 --------    (Demand 06/01/99) .......................................................  3.25*         10/01/22       4,800,000
                                                                                                                  ------------
    6,300   TOTAL SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
 --------   (Identified Cost $6,300,000)......................................................................       6,300,000
                                                                                                                  ------------
 $107,865   TOTAL INVESTMENTS (Identified Cost $98,559,723) (a).................................          98.1%    102,950,030
 ========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .....................................           1.9       2,011,926
                                                                                                      --------    ------------
            NET ASSETS .........................................................................         100.0%   $104,961,956
                                                                                                      ========    ============

---------------
AMT      Alternative Minimum Tax.
COPs     Certificates of Participation.
+        Prerefunded to call date shown.
*        Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $5,032,405 and the aggregate gross unrealized depreciation is $642,098, resulting in net unrealized appreciation of $4,390,307.


Bond Insurance:
---------------
AMBAC    AMBAC Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                   COUPON    MATURITY
 THOUSANDS                                                                                    RATE       DATE         VALUE
-----------                                                                                ---------- ---------- --------------
            FLORIDA TAX-EXEMPT MUNICIPAL BONDS (93.9%)
            General Obligation (2.7%)
 $  1,500   Florida Board of Education, Capital Outlay Refg Ser 1992 A ................... 6.40 %     06/01/19    $ 1,608,225
 --------                                                                                                         -----------
            Educational Facilities Revenue (2.7%)
    1,500   Volusia County Educational Facilities Authority, Embry-Riddle
 --------    Aeronautical University Ser 1996 A .......................................... 6.125      10/15/16      1,583,625
                                                                                                                  -----------
            Electric Revenue (16.7%)
    2,000   Jacksonville Electric Authority, St Johns River Power Park Issue 2 Ser 7 ..... 5.50       10/01/14      2,073,160
            Lakeland,
    4,000    Electric & Water Refg Ser 1999 A (MBIA) ..................................... 0.00       10/01/14      1,838,960
    1,000    Electric & Water Refg Ser 1999 B (FSA) ...................................... 6.525      10/01/14      1,125,250
    1,000   Orlando Utilities Commission, Refg Ser 1993 A ................................ 5.25       10/01/14      1,015,550
            Puerto Rico Electric Power Authority,
    2,000    Power Ser DD (FSA) .......................................................... 4.50       07/01/19      1,845,440
    2,000    Power Ser O ................................................................. 5.00       07/01/12      1,999,840
 --------                                                                                                         -----------
   12,000                                                                                                           9,898,200
 --------                                                                                                         -----------
            Hospital Revenue (12.4%)
    1,000   Alachua County Health Facilities Authority, Shands Teaching Hospital &
             Clinics Ser 1996 A (MBIA) ................................................... 6.25       12/01/11      1,163,910
    1,000   Jacksonville, University Medical Center Inc Ser 1992 (Connie Lee) ............ 6.60       02/01/21      1,074,250
    1,000   Orange County Health Facilities Authority, Adventist Health/Sunbelt
             Ser 1995 (AMBAC) ............................................................ 5.25       11/15/20        996,150
      945   Polk County Industrial Development Authority, Winter Haven Hospital
             1985 Ser 2 (MBIA) ........................................................... 6.25       09/01/15      1,027,801
    2,000   Sarasota County Public Hospital Board, Sarasota Memorial Hospital
             Refg Ser 1998 B (MBIA) ...................................................... 5.25       07/01/24      2,022,240
    1,000   Tampa Health System, Catholic Health East Health Ser 1998 A-1 (MBIA) ......... 5.50       11/15/14      1,060,040
 --------                                                                                                         -----------
    6,945                                                                                                           7,344,391
 --------                                                                                                         -----------
            Industrial Development/Pollution Control Revenue (9.0%)
            Citrus County,
      500    Florida Power Corp Refg Ser 1992 B .......................................... 6.35       02/01/22        536,805
    2,000    Florida Power Corp Refg Ser 1992 A .......................................... 6.625      01/01/27      2,136,880
    1,500   St Johns County Industrial Development Authority, Professional Golf Hall
             of Fame Ser 1996 (MBIA) ..................................................... 5.80       09/01/16      1,589,820
    1,000   St Lucie County, Florida Power & Light Co Ser 1992 (AMT) ..................... 6.70       05/01/27      1,074,750
 --------                                                                                                         -----------
    5,000                                                                                                           5,338,255
 --------                                                                                                         -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited) continued



 PRINCIPAL
 AMOUNT IN                                                                                 COUPON     MATURITY
 THOUSANDS                                                                                  RATE        DATE         VALUE
-----------                                                                             ------------ ---------- --------------
            Mortgage Revenue -- Single Family (3.2%)
  $   295   Brevard County Housing Finance Authority, Refg Ser 1991 B (FSA) ........... 7.00 %       03/01/13    $   309,057
      265   Florida Housing Finance Agency, GNMA Collateral 1990 Ser G-1 (AMT) ........ 7.90         03/01/22        277,810
    1,230   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
  -------    Ser C .................................................................... 6.85         10/15/23      1,300,344
                                                                                                                 -----------
    1,790                                                                                                          1,887,211
  -------                                                                                                        -----------
            Public Facilities Revenue (9.0%)
    1,000   Manatee County School Board, COPs (MBIA) .................................. 4.875        07/01/18        960,910
    1,000   Miami Sports & Exhibition Authority, Refg Ser 1992 A (FGIC) ............... 6.15         10/01/20      1,079,500
    3,000   Palm Beach County, Criminal Justice Ser 1997 (FGIC) ....................... 5.75         06/01/13      3,281,790
  -------                                                                                                        -----------
    5,000                                                                                                          5,322,200
  -------                                                                                                        -----------
            Resource Recovery Revenue (1.8%)
    1,000   Lee County, Solid Waste Ser 1991 A (AMT) (MBIA) ........................... 6.50         10/01/13      1,070,320
  -------                                                                                                        -----------
            Transportation Facilities Revenue (19.0%)
    1,000   Dade County, Aviation 1992 Ser B (AMT) (MBIA) ............................. 6.60         10/01/22      1,088,490
            Greater Orlando Aviation Authority,
    1,000    Ser 1997 (AMT) (FGIC) .................................................... 5.75         10/01/11      1,076,030
      750    Ser 1992 A (AMT) (FGIC) .................................................. 6.50         10/01/12        813,930
    1,000   Hillsborough County Aviation Authority, Tampa Int'l Airport
             Refg Ser 1993 B (FGIC) ................................................... 5.60         10/01/19      1,033,290
    1,500   Lee County, Refg Ser 1991 (AMBAC) ......................................... 6.00         10/01/17      1,563,675
    3,000   Mid-Bay Bridge Authority, Refg Ser 1993 A (AMBAC) ......................... 5.95         10/01/22      3,204,000
    1,500   Osceola County, Osceola Parkway (MBIA) .................................... 6.10         04/01/17      1,604,655
    1,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A ................ 4.75         07/01/38        915,730
  -------                                                                                                        -----------
   10,750                                                                                                         11,299,800
  -------                                                                                                        -----------
            Water & Sewer Revenue (14.0%)
    2,000   Dade County, Water & Sewer Ser 1995 (FGIC) ................................ 5.50         10/01/25      2,057,760
    1,500   Florida Governmental Utility Authority, Golden Gate Ser 1999 (AMBAC) ...... 5.25         07/01/18      1,507,935
    2,000   Lee County, Water & Sewer 1999 Ser A (AMBAC) .............................. 4.75         10/01/23      1,858,160
    1,000   Sunrise, Utility Refg Ser 1998 (AMBAC) .................................... 5.50         10/01/18      1,053,800
    2,000   Tampa Bay, Water Utility Ser 1998 B (FGIC) ................................ 4.75         10/01/27      1,844,940
  -------                                                                                                        -----------
    8,500                                                                                                          8,322,595
  -------                                                                                                        -----------
            Other Revenue (1.6%)
    1,000   Miami-Dade County, Courthouse Center Refg Ser 1998 B (AMBAC) .............. 4.75         04/01/18        945,140
  -------                                                                                                        -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- FLORIDA SERIES PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited) continued



 PRINCIPAL
 AMOUNT IN                                                                            COUPON        MATURITY
 THOUSANDS                                                                             RATE           DATE           VALUE
-----------                                                                        -----------   -------------   -------------
              Refunded (1.8%)
  $ 1,000     South Broward Hospital District, Ser 1991 B & C (AMBAC) ..........   6.611%           05/01/01+     $ 1,068,060
  -------                                                                                                         -----------
   55,985     TOTAL FLORIDA TAX-EXEMPT MUNICIPAL BONDS
  -------     (Identified Cost $53,312,509).................................................................       55,688,022
                                                                                                                  -----------
              SHORT-TERM FLORIDA TAX-EXEMPT MUNICIPAL OBLIGATION (4.6%)
    2,700     Escambia County, Gulf Power Co Ser 1997 (Demand 06/01/99)
  -------     (Identified Cost $2,700,000)......................................    3.45*           07/01/22        2,700,000
                                                                                                                  -----------
  $58,685     TOTAL INVESTMENTS (Identified Cost $56,012,509) (a)...........................            98.5%      58,388,022
  =======
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...............................             1.5          898,255
                                                                                                    --------      -----------
              NET ASSETS ...................................................................           100.0%     $59,286,277
                                                                                                    ========      ===========

---------------
AMT         Alternative Minimum Tax.
COPs        Certificates of Participation.
*           Current coupon of variable rate demand obligation.
+           Prerefunded to call date shown.
(a)         The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,703,695 and the aggregate gross unrealized depreciation is $328,182, resulting in net unrealized appreciation of $2,375,513.


Bond Insurance:
---------------
AMBAC       AMBAC Assurance Corporation.
Connie Lee  Connie Lee Insurance Company -- A wholly owned subsidiary of AMBAC
            Assurance Corporation.
FGIC        Financial Guaranty Insurance Company.
FSA         Financial Security Assurance Inc.
MBIA        Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
MASSACHUSETTS SERIES
PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                 COUPON      MATURITY
 THOUSANDS                                                                                  RATE         DATE          VALUE
-----------                                                                              ----------   ----------   -------------
              MASSACHUSETTS TAX-EXEMPT MUNICIPAL BONDS (94.2%)
              General Obligation (3.8%)
 $    500     Massachusetts, Refg 1992 Ser B .........................................   6.50 %       08/01/08      $   571,855
 --------                                                                                                           -----------
              Educational Facilities Revenue (26.2%)
              Massachusetts Health & Educational Facilities Authority,
      400      Boston University 1991 Ser K & L (MBIA) ...............................   6.66         10/01/31          429,604
      500      Brandeis University 1998 Ser I (MBIA) .................................   4.75         10/01/28          456,490
      400      Suffolk University Ser B (Connie Lee) .................................   6.25         07/01/12          427,664
      300      Suffolk University Ser C (Connie Lee) .................................   5.75         07/01/26          314,475
      500      University of Massachusetts Foundation Inc/Medical School Research
                Ser A (Connie Lee) ...................................................   6.00         07/01/23          534,760
              Massachusetts Industrial Finance Agency,
      500      Babson College Ser 1998 A (MBIA) ......................................   4.75         10/01/28          456,490
      500      College of Holy Cross 1996 Issue (MBIA) ...............................   5.50         03/01/16          515,370
      300      Mount Holyoke College Refg Ser 1992 A (MBIA) ..........................   6.30         07/01/13          319,380
      500      Tufts University Ser H (MBIA) .........................................   4.75         02/15/28          456,885
 --------                                                                                                           -----------
    3,900                                                                                                             3,911,118
 --------                                                                                                           -----------
              Electric Revenue (7.2%)
      500     Massachusetts Municipal Wholesale Electric Company, Power Supply
               1992 Ser C ............................................................   6.625        07/01/18          535,880
      500     Puerto Rico Electric Power Authority, Power Ser X ......................   6.00         07/01/15          534,630
 --------                                                                                                           -----------
    1,000                                                                                                             1,070,510
 --------                                                                                                           -----------
              Hospital Revenue (14.2%)
      500     Boston, Boston City Hospital -- FHA Insured Mtge Refg Ser B ............   5.75         02/15/13          517,340
              Massachusetts Health & Educational Facilities Authority,
      500      Lahey Clinic Medical Center Ser B (MBIA) ..............................   5.625        07/01/15          512,780
    1,000      Massachusetts General Hospital Ser F (AMBAC) ..........................   6.00         07/01/15        1,091,760
 --------                                                                                                           -----------
    2,000                                                                                                             2,121,880
 --------                                                                                                           -----------
              Industrial Development/Pollution Control Revenue (6.9%)
    1,000     Massachusetts Industrial Finance Agency, Eastern Edison Co Refg Ser 1993   5.875        08/01/08        1,023,260
 --------                                                                                                           -----------
              Mortgage Revenue -- Multi-Family (3.4%)
      470     Massachusetts Housing Finance Agency, Rental 1994 Ser A (AMT) (AMBAC)      6.60         07/01/14          504,348
 --------                                                                                                           -----------
              Mortgage Revenue -- Single Family (4.5%)
              Massachusetts Housing Finance Agency,
      425      Ser 21 (AMT) ..........................................................   6.30         06/01/25          439,705
      220      Ser 21 (AMT) ..........................................................   7.125        06/01/25          233,273
 --------                                                                                                           -----------
      645                                                                                                               672,978
 --------                                                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
MASSACHUSETTS SERIES
PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                COUPON     MATURITY
 THOUSANDS                                                                                 RATE        DATE         VALUE
-----------                                                                             ---------- ------------ -------------
            Student Loan Revenue (3.9%)
  $   125   Massachusetts Educational Facilities Authority, Education Loan Issue D
             Ser A 1991 (AMT) (MBIA) .................................................. 7.25%        01/01/09    $   132,262
      400   New England Education Loan Marketing Corporation, 1992 Sub Issue H
  -------    (AMT) .................................................................... 6.90         11/01/09        447,672
                                                                                                                 -----------
      525                                                                                                            579,934
  -------                                                                                                        -----------
            Transportation Facilities Revenue (13.9%)
      500   Massachusetts Bay Transportation Authority, 1998 Ser A (MBIA) ............. 5.50         03/01/15        530,370
      500   Massachusetts, Federal Highway Grant Anticipation Notes 1998 Ser A ........ 5.50         06/15/14        521,715
      500   Massachusetts Port Authority, Refg Ser 1998 A ............................. 5.75         07/01/12        544,735
      500   Massachusetts Turnpike Authority, Highway 1997 Ser A (MBIA) ............... 5.00         01/01/37        468,695
  -------                                                                                                        -----------
    2,000                                                                                                          2,065,515
  -------                                                                                                        -----------
            Water & Sewer Revenue (10.2%)
      500   Boston Water & Sewer Commission, 1992 Ser A ............................... 5.75         11/01/13        540,295
      500   Massachusetts Water Pollution Abatement Trust, Pool Ser 2 ................. 5.70         02/01/12        528,700
      500   Massachusetts Water Resources Authority, 1998 Ser A (FSA) ................. 4.75         08/01/27        457,235
  -------                                                                                                        -----------
    1,500                                                                                                          1,526,230
  -------                                                                                                        -----------
   13,540   TOTAL MASSACHUSETTS TAX-EXEMPT MUNICIPAL BONDS
  -------   (Identified Cost $13,325,097)....................................................................     14,047,628
                                                                                                                 -----------
            SHORT-TERM MASSACHUSETTS TAX-EXEMPT MUNICIPAL OBLIGATION (3.4%)
      500   Massachusetts Health & Educational Facilities Authority, Capital Assets
  -------    Ser D (MBIA) (Demand 06/01/99) (Identified Cost $500,000)................. 3.30*        01/01/35        500,000
                                                                                                                 -----------
  $14,040   TOTAL INVESTMENTS (Identified Cost $13,825,097) (a).................................         97.6%    14,547,628
  =======
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .....................................          2.4        359,840
                                                                                                     --------    -----------
            NET ASSETS .........................................................................        100.0%   $14,907,468
                                                                                                     ========    ===========

---------------
AMT         Alternative Minimum Tax.
*           Current coupon of variable rate demand obligation.
(a)         The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $780,523 and the aggregate gross unrealized depreciation is $57,992, resulting in net unrealized appreciation of $722,531.

Bond Insurance:
---------------
AMBAC       AMBAC Assurance Corporation.
Connie Lee  Connie Lee Insurance Company -- A wholly owned subsidiary of AMBAC
            Assurance Corporation.
FSA         Financial Security Assurance Inc.
MBIA        Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
MICHIGAN SERIES
PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited)



 PRINCIPAL
 AMOUNT IN                                                                                 COUPON     MATURITY
 THOUSANDS                                                                                  RATE        DATE         VALUE
-----------                                                                             ------------ ---------- --------------
            MICHIGAN TAX-EXEMPT MUNICIPAL BONDS (93.8%)
            General Obligation (16.1%)
 $    300   Berkley School District, 1999 Refg (FGIC) ................................. 4.75 %       01/01/19    $   280,374
      500   Chelsea School District, Bldg & Site Refg 1999 (FGIC) ..................... 5.00         05/01/25        478,970
      500   Detroit, Ser 1997-A (MBIA) ................................................ 5.00         04/01/18        485,705
      500   Michigan Municipal Bond Authority, School Loan Ser 1998 ................... 5.25         12/01/13        511,715
      500   Southgate Community School District, Refg Ser 1999 (FGIC) (WI) ............ 5.75         05/01/15        528,905
      500   Puerto Rico, Pub Impr Ser 1998 (MBIA) ..................................... 4.875        07/01/23        479,125
 --------                                                                                                        -----------
    2,800                                                                                                          2,764,794
 --------                                                                                                        -----------
            Educational Facilities Revenue (9.6%)
      800   Central Michigan University, Refg Ser 1993 (AMBAC)** ...................... 5.50         10/01/10        827,200
      800   Oakland University, Board of Trustees, Ser 1995 (MBIA) .................... 5.75         05/15/26        836,440
 --------                                                                                                        -----------
    1,600                                                                                                          1,663,640
 --------                                                                                                        -----------
            Electric Revenue (8.7%)
      500   Michigan Public Power Agency, Belle River 1993 A .......................... 5.25         01/01/18        497,625
      500   Wyandotte, Electric Refg 1992 (MBIA) ...................................... 6.25         10/01/17        541,295
      500   Puerto Rico Electric Power Authority, Power Ser DD (FSA) .................. 4.50         07/01/19        461,360
 --------                                                                                                        -----------
    1,500                                                                                                          1,500,280
 --------                                                                                                        -----------
            Hospital Revenue (5.6%)
      500   Grand Traverse County Hospital, Munson Healthcare Ser 1998 A (AMBAC)....... 4.75         07/01/22        457,990
      500   Michigan Hospital Finance Authority, Mercy Health Services 1996 Ser R
 --------    (AMBAC) .................................................................. 5.375        08/15/16        501,940
                                                                                                                 -----------
    1,000                                                                                                            959,930
 --------                                                                                                        -----------
            Industrial Development/Pollution Control Revenue (3.2%)
      500   Monroe County, Detroit Edison Co Collateralized Ser 1-1992 (AMT) (MBIA) ... 6.875        09/01/22        546,775
 --------                                                                                                        -----------
            Mortgage Revenue -- Multi-Family (10.3%)
            Michigan Housing Development Authority,
      465    Rental Ser 1992 A ........................................................ 6.60         04/01/12        497,564
      795    1992 Ser A (FSA) ......................................................... 6.50         04/01/23        843,177
      400    Ser 1990 A (AMT) ......................................................... 7.70         04/01/23        424,440
 --------                                                                                                        -----------
    1,660                                                                                                          1,765,181
 --------                                                                                                        -----------
            Mortgage Revenue -- Single Family (2.9%)
      500   Puerto Rico Housing Finance Corporation, Home Ownership GNMA -- Gtd
 --------    1998 Ser A (AMT) ......................................................... 5.10         12/01/31        494,595
                                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
MICHIGAN SERIES
PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                               COUPON        MATURITY
 THOUSANDS                                                                                RATE           DATE           VALUE
-----------                                                                           ------------ --------------- --------------
            Public Facilities (5.9%)
 $    500   Michigan Building Authority, Refg Ser I ................................. 6.25 %       10/01/20         $   529,825
      500   Michigan House of Representatives, Capital Outlook LLC COPs (AMBAC) ..... 5.00         08/15/20             483,460
 --------                                                                                                           -----------
    1,000                                                                                                             1,013,285
 --------                                                                                                           -----------
            Transportation Facilities Revenue (7.0%)
            Wayne County, Detroit Metropolitan Wayne County Airport Sub Lien,
      250    Ser 1991 B (AMT) (MBIA) ................................................ 6.75         12/01/21             269,265
      500    Ser 1998 B (MBIA) ...................................................... 4.875        12/01/23             471,030
      500   Puerto Rico Highway & Transportation Authority, Ser 1998 A .............. 4.75         07/01/38             457,865
 --------                                                                                                           -----------
    1,250                                                                                                             1,198,160
 --------                                                                                                           -----------
            Water & Sewer Revenue (5.2%)
      400   Detroit, Water Supply Refg Ser 1992 (FGIC) .............................. 6.375        07/01/22             432,280
      500   Grand Rapids, Water Ser 1998 A (FGIC) ................................... 4.75         01/01/28             459,720
 --------                                                                                                           -----------
      900                                                                                                               892,000
 --------                                                                                                           -----------
            Refunded (19.3%)
            Detroit,
    1,000    Sewer Refg Ser 1993 A (FGIC) ........................................... 5.70         07/01/03+          1,073,340
    1,000    Water Supply Refg Ser 1992 (FGIC) ...................................... 6.375        07/01/02+          1,084,030
      655   Holly Area School District, 1995 Bldg & Site (FGIC) ..................... 5.375        05/01/05+            699,743
      445   Mona Shores Public Schools, 1995 Bldg & Site (FGIC) ..................... 5.80         05/01/05+            470,200
 --------                                                                                                           -----------
    3,100                                                                                                             3,327,313
 --------                                                                                                           -----------
   15,810   TOTAL MICHIGAN TAX-EXEMPT MUNICIPAL BONDS
 --------   (Identified Cost $15,520,477) ......................................................................     16,125,953
                                                                                                                    -----------
            SHORT-TERM MICHIGAN TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.5%)
      500   Delta County Economic Development Corporation, Mead-Escanaba
             Paper Co Ser 1985 D (Demand 06/01/99) .................................. 3.35*        12/01/23             500,000
      400   Michigan Strategic Fund, Consumers Power Co Ser 1993A
             (Demand 06/01/99) ...................................................... 3.35*        05/15/10             400,000
      400   Royal Oak Hospital Finance Authority, William Beaumont Hospital
 --------    Ser 1996 J (Demand 06/01/99) ........................................... 3.35*        01/01/03             400,000
                                                                                                                    -----------
    1,300   TOTAL SHORT-TERM MICHIGAN TAX-EXEMPT MUNICIPAL OBLIGATIONS
 --------   (Identified Cost $1,300,000)........................................................................      1,300,000
                                                                                                                    -----------
 $ 17,110   TOTAL INVESTMENTS (Identified Cost $16,820,477) (a) ................................   101.3%            17,425,953
 ========
            LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS .....................................    (1.3)              (224,274)
                                                                                                   --------         -----------
            NET ASSETS .........................................................................   100.0%           $17,201,679
                                                                                                   ========         ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
MICHIGAN SERIES
PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited) continued

---------------
AMT     Alternative Minimum Tax.
COPs    Certificates of Participation.
WI      Security purchased on a "when-issued" basis.
+       Prerefunded to call date shown.
*       Current coupon of variable rate demand obligation.
** This security is segregated in connection with the purchase of a "when-issued" security.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $671,763 and the aggregate gross unrealized depreciation is $66,287, resulting in net unrealized appreciation of $605,476.

Bond Insurance:
---------------
AMBAC   AMBAC Assurance Corporation.
FGIC    Financial Guaranty Insurance Company.
FSA     Financial Security Assurance Inc.
MBIA    Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- MINNESOTA
SERIES
PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                COUPON    MATURITY
 THOUSANDS                                                                                 RATE       DATE        VALUE
-----------                                                                             ---------- ---------- ------------
            MINNESOTA TAX-EXEMPT MUNICIPAL BONDS (94.3%)
            General Obligation (14.4%)
   $  300   Minneapolis, Various Purpose Refg Ser 1998 D .............................. 5.00 %     12/01/17    $  297,852
      300   Minnesota, Various Purpose Refg Ser 1998 .................................. 5.00       06/01/16       299,319
      300   Park Rapids Independent School District #309, School Building Ser 1999
             (MBIA) ................................................................... 4.75       02/01/21       283,632
      300   Waconia Independent District #110, Ser 1999 A ............................. 4.875      02/01/22       286,659
   ------                                                                                                      ----------
    1,200                                                                                                       1,167,462
   ------                                                                                                      ----------
            Educational Facilities Revenue (15.4%)
            Minnesota Higher Education Facilities Authority,
      200    Northfield St Olaf College 1992 .......................................... 6.40       10/01/21       214,004
    1,000   University of Minnesota Ser 1993 A ........................................ 4.80       08/15/03     1,032,170
   ------                                                                                                      ----------
    1,200                                                                                                       1,246,174
   ------                                                                                                      ----------
            Electric Revenue (3.9%)
      300   Western Minnesota Municipal Power Agency, Refg 1996 Ser A (AMBAC) ......... 5.50       01/01/12       314,199
   ------                                                                                                      ----------
            Hospital Revenue (9.1%)
      300   Robbinsdale, North Memorial Medical Center Ser 1993 A (AMBAC) ............. 5.45       05/15/13       310,554
            Rochester,
      200    Mayo Foundation/Mayo Medical Center Ser 1992 I ........................... 5.75       11/15/21       206,416
      200    Mayo Foundation/Mayo Medical Center Ser 1992 F ........................... 6.25       11/15/21       215,070
   ------                                                                                                      ----------
      700                                                                                                         732,040
   ------                                                                                                      ----------
            Industrial Development/Pollution Control Revenue (10.5%)
      200   Anoka County, United Power Assoc NRU-CFC-Gtd Ser 1987 A (AMT) ............. 6.95       12/01/08       210,052
      400   Bass Brook, Minnesota Power & Light Co Refg Ser 1992 ...................... 6.00       07/01/22       418,220
            Minneapolis Community Development Agency,
      100    Ltd Tax Supported Common Bond Fund Ser 1991-3 ............................ 8.25       12/01/11       109,215
      100    Ltd Tax Supported Common Bond Fund Ser 1991-1 (AMT) ...................... 8.00       12/01/16       108,633
   ------                                                                                                      ----------
      800                                                                                                         846,120
   ------                                                                                                      ----------
            Mortgage Revenue -- Multi-Family (6.5%)
      300   Burnsville, Summit Park Apts -- FHA Insured Refg Ser 1993 ................. 6.00       07/01/33       310,164
      200   Minnesota Housing Finance Agency, Ser 1992 A .............................. 6.95       08/01/17       212,154
   ------                                                                                                      ----------
      500                                                                                                         522,318
   ------                                                                                                      ----------
            Mortgage Revenue -- Single Family (9.7%)
      130   Minneapolis-Saint Paul Housing Finance Board, GNMA-Backed Phase IX
             Ser 1991 (AMT) ........................................................... 7.25       08/01/21       135,972
            Minnesota Housing Finance Agency,
      415    Ser 1992 C-1 (AMT) ....................................................... 6.75       07/01/23       436,697
      200    Ser 1992 H (AMT) ......................................................... 6.50       01/01/26       209,698
   ------                                                                                                      ----------
      745                                                                                                         782,367
   ------                                                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
MINNESOTA SERIES
PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                               COUPON     MATURITY
 THOUSANDS                                                                                RATE        DATE         VALUE
-----------                                                                            ---------- ------------ -------------
            Nursing & Health Related Facilities Revenue (6.6%)
   $  500   Minneapolis & Saint Paul Housing & Redevelopment Authority, Group
   ------    Health Plan Inc Ser 1992 ................................................ 6.75%        12/01/13    $  532,910
                                                                                                                ----------
            Transportation Facilities Revenue (8.3%)
      300   Minneapolis -- Saint Paul Metropolitan Airports Commission, Ser 1998 A
             (AMBAC) ................................................................. 5.00         01/01/30       289,512
      400   Minnesota Public Facilities Authority, Metropolitan Council Ser 1999 A ... 4.75         03/01/20       381,184
   ------                                                                                                       ----------
      700                                                                                                          670,696
   ------                                                                                                       ----------
            Water & Sewer Revenue (4.7%)
      400   Minnesota Public Facilities Authority, Water Pollution Control 1998 Ser A  4.75         03/01/19       380,756
   ------                                                                                                       ----------
            Refunded (5.2%)
      400   Saint Paul Housing & Redevelopment Authority, Civic Center Ser 1993
   ------    (ETM) ................................................................... 5.45         11/01/13       421,440
                                                                                                                ----------
    7,445   TOTAL MINNESOTA TAX-EXEMPT MUNICIPAL BONDS
   ------   (Identified Cost $7,357,880)....................................................................     7,616,482
                                                                                                                ----------
            SHORT-TERM MINNESOTA TAX-EXEMPT MUNICIPAL OBLIGATION (3.7%)
      300   Beltrami County, Northwood Panelboard Co Ser 1991 (Demand 06/01/99)
   ------   (Identified Cost $300,000) ............................................... 3.30*        12/01/21       300,000
                                                                                                                ----------
   $7,745   TOTAL INVESTMENTS (Identified Cost $7,657,880) (a).................................         98.0%    7,916,482
   ======
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ....................................          2.0       158,169
                                                                                                    --------    ----------
            NET ASSETS ........................................................................        100.0%   $8,074,651
                                                                                                    ========    ==========

---------------
AMT      Alternative Minimum Tax.
ETM      Escrowed to maturity.
*        Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $298,904 and the aggregate gross depreciation is $40,302, resulting in net unrealized appreciation of $258,602.

Bond Insurance:
---------------
AMBAC    AMBAC Assurance Corporation.
MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
NEW JERSEY SERIES
PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited)



 PRINCIPAL
 AMOUNT IN                                                                                COUPON    MATURITY
 THOUSANDS                                                                                 RATE       DATE         VALUE
-----------                                                                             ---------- ---------- --------------
            NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS (94.5%)
            General Obligation (2.3%)
 $  1,000   New Jersey, Ser 1998 ...................................................... 4.50 %     03/01/18    $   931,460
 --------                                                                                                      -----------
            Educational Facilities Revenue (16.9%)
            New Jersey Economic Development Authority,
    1,000    Educational Testing Service Ser 1998 A (MBIA) ............................ 4.75       05/15/25        940,330
    1,000    The Lawrenceville School Ser A 1996 ...................................... 5.75       07/01/16      1,063,670
      500    The Seeing Eye Inc 1991 .................................................. 7.30       04/01/11        523,265
            New Jersey Educational Facilities Authority,
    1,000    Drew University 1998 Ser C (MBIA) ........................................ 5.00       07/01/17        994,070
    1,000    Princeton University Ser 1999 A .......................................... 4.75       07/01/25        940,160
      500   Rutgers, The State University Refg Ser R .................................. 6.50       05/01/13        541,045
    2,000   University of Medicine & Dentistry, 1997 Ser A (MBIA) ..................... 5.00       09/01/17      1,980,960
 --------                                                                                                      -----------
    7,000                                                                                                        6,983,500
 --------                                                                                                      -----------
            Electric Revenue (4.8%)
    2,000   Puerto Rico Electric Power Authority, Power Ser O ......................... 5.00       07/01/12      1,999,840
 --------                                                                                                      -----------
            Hospital Revenue (8.7%)
            New Jersey Health Care Facilities Financing Authority,
    1,000    AHS Hospital Corp Ser 1997 A (AMBAC) ..................................... 6.00       07/01/13      1,110,950
    1,000    Atlantic City Medical Center Ser C ....................................... 6.80       07/01/11      1,078,850
      465    Robert Wood Johnson University Hospital Ser B (MBIA) ..................... 6.625      07/01/16        497,169
    1,000    Saint Barnabas Medical Center/West Hudson Hospital Obligated
              Group Refg Ser 1998 A (MBIA) ............................................ 4.75       07/01/28        927,210
 --------                                                                                                      -----------
    3,465                                                                                                        3,614,179
 --------                                                                                                      -----------
            Industrial Development/Pollution Control Revenue (6.4%)
      500   Middlesex County Pollution Control Financing Authority, Amerada
             Hess Corp Refg Ser 1992 .................................................. 6.875      12/01/22        538,600
    1,000   New Jersey Economic Development Authority, Elizabethtown Water Co
             1995 Ser (AMT) (MBIA) .................................................... 5.60       12/01/25      1,029,990
    1,000   Salem County Pollution Control Financing Authority, E I du Pont de
 --------    Nemours & Co 1992 Ser A (AMT) ............................................ 6.125      07/15/22      1,062,480
                                                                                                               -----------
    2,500                                                                                                        2,631,070
 --------                                                                                                      -----------
            Mortgage Revenue -- Multi-Family (9.0%)
            New Jersey Housing & Mortgage Finance Agency,
    2,000    1995 Ser A (AMBAC) ....................................................... 6.00       11/01/14      2,120,060
    1,000    Presidential Plaza at Newport -- FHA Insured Mtges Refg 1991 Ser 1 ....... 7.00       05/01/30      1,080,510
      500    Rental 1991 Ser A (AMT) .................................................. 7.25       11/01/22        524,755
 --------                                                                                                      -----------
    3,500                                                                                                        3,725,325
 --------                                                                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
NEW JERSEY SERIES
PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited) continued



 PRINCIPAL
 AMOUNT IN                                                                                    COUPON     MATURITY
 THOUSANDS                                                                                     RATE        DATE         VALUE
-----------                                                                                ------------ ---------- --------------
            Nursing & Health Related Facilities Revenue (2.3%)
 $    910   New Jersey Health Care Facilities Financing Authority, Spectrum For Living
 --------    -- FHA Insured Mortgage Refg Ser B .......................................... 6.50 %       02/01/22    $   970,633
                                                                                                                    -----------
            Public Facilities Revenue (8.3%)
            New Jersey Sports & Exposition Authority,
    1,500    State Contract 1993 Ser A ................................................... 5.50         09/01/23      1,532,475
    1,000    State Contract 1998 Ser A (MBIA) ............................................ 4.50         03/01/24        906,960
    1,000   Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1997 A
 --------    (AMBAC) ..................................................................... 5.00         07/01/28        971,590
                                                                                                                    -----------
    3,500                                                                                                             3,411,025
 --------                                                                                                           -----------
            Resource Recovery Revenue (2.2%)
      900   Warren County Pollution Control Financing Authority, Warren Energy
 --------    Resource Co Ltd Partnership Ser 1984 (MBIA) ................................. 6.60         12/01/07        915,651
                                                                                                                    -----------
            Transportation Facilities Revenue (16.1%)
    1,500   Delaware River Port Authority, Ser 1995 (FGIC) ............................... 5.50         01/01/26      1,551,795
    1,500   New Jersey Highway Authority, Sr Parkway Refg 1992 Ser ....................... 6.25         01/01/14      1,602,015
    1,000   New Jersey Transportation Trust Authority, 1998 Ser A (FSA) .................. 4.50         06/15/19        924,010
    1,000   New Jersey Turnpike Authority, Ser 1991 C .................................... 5.75         01/01/11      1,011,900
    1,500   Port Authority of New York & New Jersey, Cons 99th Ser (AMT) (FGIC) .......... 5.75         05/01/15      1,566,645
 --------                                                                                                           -----------
    6,500                                                                                                             6,656,365
 --------                                                                                                           -----------
            Water & Sewer Revenue (17.5%)
    1,000   Atlantic City Municipal Utilities Authority, Refg Ser 1993 ................... 5.75         05/01/17      1,034,540
    1,000   Bayonne Municipal Utilities Authority, Water Ser 1997 (MBIA) ................. 5.00         01/01/28        976,170
    1,000   Bergen County Utilities Authority, Water 1998 Ser A (FGIC) ................... 4.75         12/15/15        970,960
    1,000   Camden County Municipal Utilities Authority, Sewer Refg Ser 1997 (FGIC) ...... 5.25         07/15/17      1,012,480
    1,000   Northwest Bergen County Utilities Authority, Refg 1992 Ser (MBIA) ............ 6.00         07/15/13      1,081,220
    2,000   Passaic Valley Sewerage Commissioners, Ser 1992 D (AMBAC) .................... 5.75         12/01/13      2,129,980
 --------                                                                                                           -----------
    7,000                                                                                                             7,205,350
 --------                                                                                                           -----------
   38,275   TOTAL NEW JERSEY TAX-EXEMPT MUNICIPAL BONDS
 --------   (Identified Cost $37,173,602).......................................................................     39,044,398
                                                                                                                    -----------
            SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATIONS (3.6%)
    1,000   New Jersey Economic Development Authority, Foreign Trade Zone Ser 1998
             (Demand 06/01/99) ........................................................... 3.30*        12/01/07      1,000,000
      500   Union County Industrial Pollution Control Financing Authority, Exxon Corp
 --------    Ser 1994 (Demand 06/01/99) .................................................. 3.25*        07/01/33        500,000
                                                                                                                    -----------
    1,500   TOTAL SHORT-TERM NEW JERSEY TAX-EXEMPT MUNICIPAL OBLIGATIONS
 --------   (Identified Cost $1,500,000)........................................................................      1,500,000
                                                                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
NEW JERSEY SERIES
PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited) continued



 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                            VALUE
-----------                                                                      --------------
 $ 39,775     TOTAL INVESTMENTS (Identified Cost $38,673,602) (a)       98.1%     $40,544,398
 ========
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ..          1.9          792,928
                                                                       -----      -----------
              NET ASSETS ......................................        100.0%     $41,337,326
                                                                       =====      ===========

---------------
AMT      Alternative Minimum Tax.
*        Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $1,998,815 and the aggregate gross unrealized depreciation is $128,019, resulting in net unrealized appreciation of $1,870,796.

Bond Insurance:
---------------
AMBAC    AMBAC Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
NEW YORK SERIES
PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited)



 PRINCIPAL
 AMOUNT IN                                                                              COUPON      MATURITY
 THOUSANDS                                                                               RATE         DATE           VALUE
-----------                                                                           ----------   ----------   ---------------
              NEW YORK TAX-EXEMPT MUNICIPAL BONDS (92.5%)
              General Obligation (12.0%)
 $    500     New York City, 1995 Ser D (MBIA) ....................................   6.20 %       02/01/07      $    553,995
      500     New York State, Refg Ser 1995 B .....................................   5.70         08/15/13           527,230
      300     Puerto Rico, Public Improvement Refg Ser 1992 A .....................   6.00         07/01/14           317,922
 --------                                                                                                        ------------
    1,300                                                                                                           1,399,147
 --------                                                                                                        ------------
              Educational Facilities Revenue (19.8%)
      500     Hempstead Industrial Development Agency, Hofstra University Ser 1996
               (MBIA) .............................................................   5.80         07/01/15           534,865
              New York State Dormitory Authority,
      300      Cooper Union Ser 1996 (AMBAC) ......................................   5.375        07/01/16           304,836
      400      Manhattan College Ser 1992 (AGRC) ..................................   6.50         07/01/19           431,128
      500      State University Ser 1993 A ........................................   5.25         05/15/15           510,310
      500      University of Rochester Ser 1993 A .................................   5.625        07/01/12           522,075
 --------                                                                                                        ------------
    2,200                                                                                                           2,303,214
 --------                                                                                                        ------------
              Electric Revenue (6.2%)
      300     Long Island Power Authority, Electric Ser 1998 A (FSA) ..............   5.125        12/01/22           293,778
      400     Puerto Rico Electric Power Authority, Power Ser X ...................   6.00         07/01/15           427,704
 --------                                                                                                        ------------
      700                                                                                                             721,482
 --------                                                                                                        ------------
              Industrial Development/Pollution Control Revenue (14.4%)
      500     New York City Industrial Development Agency, Japan Airlines Co 1991
               (AMT) (FSA) ........................................................   6.00         11/01/15           532,605
    1,000     New York State Energy Research & Development Authority, Brooklyn
 --------      Union Gas Co 1991 Ser A & B (AMT) ..................................   6.952        07/01/26         1,145,330
                                                                                                                 ------------
    1,500                                                                                                           1,677,935
 --------                                                                                                        ------------
              Mortgage Revenue -- Single Family (8.1%)
      500     New York State Mortgage Agency, Homeowner Ser 27 ....................   6.90         04/01/15           542,405
      400     Puerto Rico Housing Finance Corporation, Homeownership GNMA -- Gtd
 --------      1998 Ser A (AMT) ...................................................   5.10         12/01/31           395,676
                                                                                                                 ------------
      900                                                                                                             938,081
 --------                                                                                                        ------------
              Nursing & Health Related Facilities Revenue (3.8%)
      500     New York City Industrial Development Agency, Lighthouse International
 --------      Ser 1998 (MBIA) ....................................................   4.50         07/01/23           444,665
                                                                                                                 ------------
              Public Facilities Revenue (8.9%)
      500     New York City Cultural Resources Trust, The New York Botanical Garden
               Ser 1996 (MBIA) ....................................................   5.75         07/01/16           527,745
      500     New York State Urban Development Corporation, Correctional
 --------      1998 Ser B (AMBAC) .................................................   5.25         01/01/16           504,300
                                                                                                                 ------------
    1,000                                                                                                           1,032,045
 --------                                                                                                        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
NEW YORK SERIES
PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited) continued



 PRINCIPAL
 AMOUNT IN                                                                                   COUPON      MATURITY
 THOUSANDS                                                                                    RATE         DATE         VALUE
-----------                                                                                ---------- ------------- -------------
            Resource Recovery Revenue (4.6%)
  $   500   Oneida-Herkimer Solid Waste Management Authority, Ser 1992 ................... 6.65%         04/01/05    $   532,940
  -------                                                                                                            -----------
            Transportation Facilities Revenue (8.9%)
      550   Buffalo & Fort Erie Public Bridge Authority, Toll Bridge Ser 1995 (MBIA) ..... 5.75          01/01/25        580,157
      500   Puerto Rico Highway & Transportation Authority, Ser 1998 A ................... 4.75          07/01/38        457,865
  -------                                                                                                            -----------
    1,050                                                                                                              1,038,022
  -------                                                                                                            -----------
            Water & Sewer Revenue (3.9%)
      500   New York City Municipal Water Finance Authority, 1999 Ser A (FGIC) ........... 4.75          06/15/31        455,660
  -------                                                                                                            -----------
            Refunded (1.9%)
      200   New York State Medical Care Facilities Finance Agency, Insured Hospital &
  -------    Nursing Home -- FHA Insured Mtge 1992 Ser A ................................. 6.70          08/15/02+       218,876
                                                                                                                     -----------
   10,350   TOTAL NEW YORK TAX-EXEMPT MUNICIPAL BONDS
  -------   (Identified Cost $10,139,209)........................................................................     10,762,067
                                                                                                                     -----------
            SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (5.2%)
      300   New York State Energy Research & Development Authority, New York
             State Electric & Gas Corp Ser 1994 C (Demand 06/01/99) ...................... 3.15*         06/01/29        300,000
      300   Port Authority of New York & New Jersey, Special Obligation Ser 2
  -------    (Demand 06/01/99) ........................................................... 3.25*         05/01/19        300,000
                                                                                                                     -----------
      600   TOTAL SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS
  -------   (Identified Cost $600,000)...........................................................................        600,000
                                                                                                                     -----------
  $10,950   TOTAL INVESTMENTS (Identified Cost $10,739,209) (a)....................................          97.7%    11,362,067
  =======
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ........................................           2.3        271,092
                                                                                                         --------    -----------
            NET ASSETS ............................................................................         100.0%   $11,633,159
                                                                                                         ========    ===========

---------------
AMT      Alternative Minimum Tax.
+        Prerefunded to call date shown.
*        Current coupon of variable rate security.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $683,228 and the aggregate gross unrealized depreciation is $60,370, resulting in net unrealized appreciation of $622,858.

Bond Insurance:
---------------
AGRC     Asset Guaranty Reinsurance Company.
AMBAC    AMBAC Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- OHIO SERIES PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                COUPON      MATURITY
 THOUSANDS                                                                                 RATE         DATE          VALUE
-----------                                                                             ----------   ----------   -------------
              OHIO TAX-EXEMPT MUNICIPAL BONDS (93.9%)
              General Obligation (23.4%)
  $   300     Bedford School District, Ser 1993 .....................................   6.25 %       12/01/13      $   325,065
      500     Dayton, Ltd Tax Ser 1998 (FGIC) .......................................   4.70         12/01/20          467,490
      800     Delaware City School District, Constr & Impr (FGIC) ...................   5.75         12/01/20          840,336
      500     North Olmsted, Various Purpose Impr Ltd Tax Ser 1996 (AMBAC) ..........   6.20         12/01/11          561,320
      500     Ohio Infrastructure Improvement Ser 1998 B ............................   4.75         02/01/18          476,735
      500     Ottawa County, Various Purpose Dtd 07/01/98 (MBIA) ....................   5.00         09/01/31          479,875
      500     Rocky River City School District, Impr Ser 1998 .......................   5.375        12/01/17          515,130
      500     Puerto Rico, Public Impr Ser 1998 (MBIA) ..............................   4.875        07/01/23          479,125
  -------                                                                                                          -----------
    4,100                                                                                                            4,145,076
  -------                                                                                                          -----------
              Educational Facilities Revenue (9.0%)
      500     Ohio Higher Educational Facility Commission, Case Western Reserve
               University Ser 1992 ..................................................   6.00         10/01/22          529,050
      500     University of Cincinnati, General Receipts Ser G ......................   7.00         06/01/11          538,035
      500     University of Toledo, Ser 1992 A (FGIC) ...............................   5.90         06/01/20          534,745
  -------                                                                                                          -----------
    1,500                                                                                                            1,601,830
  -------                                                                                                          -----------
              Electric Revenue (7.5%)
      500     Cleveland Public Power System, Ser 1998 (MBIA) ........................   5.25         11/15/15          506,005
      500     Hamilton!, Refg 1992 Ser A (FGIC) .....................................   6.00         10/15/12          537,245
      300     Puerto Rico Electric Power Authority, Ser DD (FSA) ....................   4.50         07/01/19          276,816
  -------                                                                                                          -----------
    1,300                                                                                                            1,320,066
  -------                                                                                                          -----------
              Hospital Revenue (6.9%)
      700     Akron Bath & Copley Joint Township Hospital District, Summa Health
               Ser 1992 A ...........................................................   6.25         11/15/07          739,018
      475     Hamilton County, Bethesda Hospital Inc Ser 1986 A .....................   7.00         01/01/09          476,378
  -------                                                                                                          -----------
    1,175                                                                                                            1,215,396
  -------                                                                                                          -----------
              Industrial Development/Pollution Control Revenue (5.5%)
      400     Ashtabula County, Ashland Oil Inc Refg 1992 Ser A .....................   6.90         05/01/10          428,876
      500     Ohio Water Development Authority, Dayton Power & Light Co
  -------      Collateralized Refg 1992 Ser A .......................................   6.40         08/15/27          539,260
                                                                                                                   -----------
      900                                                                                                              968,136
  -------                                                                                                          -----------
              Mortgage Revenue -- Single Family (9.5%)
              Ohio Housing Finance Agency,
      600      GNMA-Backed 1991 Ser A-1 & 2 (AMT) ...................................   6.903        03/24/31          631,122
      990      Residential 1996 Ser B-2 (AMT) .......................................   6.10         09/01/28        1,044,242
  -------                                                                                                          -----------
    1,590                                                                                                            1,675,364
  -------                                                                                                          -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- OHIO SERIES PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited) continued



 PRINCIPAL
 AMOUNT IN                                                                                COUPON      MATURITY
 THOUSANDS                                                                                 RATE         DATE         VALUE
-----------                                                                             ---------- ------------- -------------
            Transportation Facilities Revenue (4.1%)
  $   500   Ohio Turnpike Commission, Ser 1998 B (FGIC) ............................... 4.50 %        02/15/24    $   444,580
      300   Puerto Rico Highway & Transportation Authority, Ser 1998 A ................ 4.75          07/01/38        274,719
  -------                                                                                                         -----------
      800                                                                                                             719,299
  -------                                                                                                         -----------
            Water & Sewer Revenue (17.2%)
      500   Mahoning Valley Sanitary District, Refg Ser 1998 (FSA) .................... 5.125         12/15/16        500,635
      800   Montgomery County, Water Ser 1992 (FGIC) .................................. 6.25          11/15/17        869,176
      800   Northeast Ohio Regional Sewer District, Wastewater Impr Refg
             Ser 1995 (AMBAC) ......................................................... 5.60          11/15/13        840,080
      800   Ohio Water Development Authority, Water Pollution Ser 1995 (MBIA) ......... 5.60          06/01/10        843,360
  -------                                                                                                         -----------
    2,900                                                                                                           3,053,251
  -------                                                                                                         -----------
            Other Revenue (1.6%)
      300   Cuyahoga County, The Medical Center Company Ser 1998 (AMBAC) .............. 5.125         02/15/28        290,556
  -------                                                                                                         -----------
            Refunded (9.2%)
    1,000   Clermont County, Mercy Health Ser 1991 (AMBAC) ............................ 6.733         09/01/01+     1,080,250
      500   Hamilton County, Franciscan Sisters of the Poor/Providence Hospital
  -------    Ser 1992 ................................................................. 6.875         07/01/02+       548,700
                                                                                                                  -----------
    1,500                                                                                                           1,628,950
  -------                                                                                                         -----------
   16,065   TOTAL OHIO TAX-EXEMPT MUNICIPAL BONDS
  -------   (Identified Cost $15,897,407).....................................................................     16,617,924
                                                                                                                  -----------
            SHORT-TERM OHIO TAX-EXEMPT MUNICIPAL OBLIGATION (4.0%)
      700   Ohio Air Quality Development Authority, Mead Corp 1986 Ser A
  -------    (Demand 06/01/99) (Identified Cost $700,000).............................. 3.20*         10/01/01        700,000
                                                                                                                  -----------
  $16,765   TOTAL INVESTMENTS (Identified Cost $16,597,407) (a).................................          97.9%    17,317,924
  =======
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .....................................           2.1        380,256
                                                                                                      --------    -----------
            NET ASSETS .........................................................................         100.0%   $17,698,180
                                                                                                      ========    ===========

---------------
AMT      Alternative Minimum Tax.
+        Prerefunded to call date shown.
*        Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $803,769 and the aggregate gross unrealized depreciation is $83,252, resulting in net unrealized appreciation of $720,517.

Bond Insurance:
---------------
AMBAC    AMBAC Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited)



 PRINCIPAL
 AMOUNT IN                                                                                COUPON    MATURITY
 THOUSANDS                                                                                 RATE       DATE         VALUE
-----------                                                                             ---------- ---------- --------------
            PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS (93.2%)
            General Obligation (7.9%)
  $ 2,000   Berks County, Second Ser 1992 (FGIC) ...................................... 5.75 %     11/15/12    $ 2,100,240
      500   Cambria County, Ser 1998 (FGIC) ........................................... 5.50       08/15/16        515,325
    1,000   Delaware County, Ser 1999 ................................................. 5.125      10/01/19        988,110
      600   Puerto Rico, Public Improvement Refg Ser 1992 A ........................... 6.00       07/01/14        635,844
  -------                                                                                                      -----------
    4,100                                                                                                        4,239,519
  -------                                                                                                      -----------
            Educational Facilities Revenue (12.1%)
    2,000   Delaware County Authority, Villanova University Ser 1995 (AMBAC) .......... 5.80       08/01/25      2,102,021
            Pennsylvania Higher Educational Facilities Authority,
    1,000    Allegheny College Refg Ser 1998 A (MBIA) ................................. 5.00       11/01/22        963,870
    1,000    University of Pennsylvania Ser 1998 ...................................... 4.625      07/15/30        887,860
    1,000   Pennsylvania State University, Second Refg Ser 1992 ....................... 5.50       08/15/16      1,027,700
      790   Swathmore Borough Authority, Swarthmore College Ser 1992 .................. 6.00       09/15/20        848,602
      655   University Pittsburgh, Cap 1992 Ser A (MBIA) .............................. 6.125      06/01/21        702,998
  -------                                                                                                      -----------
    6,445                                                                                                        6,533,051
  -------                                                                                                      -----------
            Electric Revenue (3.5%)
            Puerto Rico Electric Power Authority,
    1,000    Power Ser DD (FSA) ....................................................... 4.50       07/01/19        922,720
    1,000    Ser GG (FSA) ............................................................. 4.75       07/01/21        943,760
  -------                                                                                                      -----------
    2,000                                                                                                        1,866,480
  -------                                                                                                      -----------
            Hospital Revenue (14.9%)
            Allegheny County Hospital Development Authority,
    1,000    Catholic Health East Health Ser 1998 A (AMBAC) ........................... 4.875      11/15/26        917,900
    1,000    Presbyterian University Health Inc Ser 1992 B (MBIA) ..................... 6.00       11/01/12      1,075,170
    2,000   Delaware County Authority, Catholic Health East Health Ser 1998 A
            (AMBAC) ................................................................... 4.875      11/15/26      1,835,800
            Philadelphia Hospitals & Higher Education Facilities Authority,
    1,750    Chestnut Hill Hospital Ser of 1992 ....................................... 6.375      11/15/11      1,832,285
    1,000    Children's Hospital of Philadelphia Ser A of 1993 ........................ 5.375      02/15/14      1,000,640
    1,250   Sayre Health Care Facilities Authority, Ser 1985 (AMBAC) .................. 7.15       12/01/10      1,355,900
  -------                                                                                                      -----------
    8,000                                                                                                        8,017,695
  -------                                                                                                      -----------
            Industrial Development/Pollution Control Revenue (2.0%)
    1,000   Montgomery County Industrial Development Authority, Philadelphia
  -------    Electric Co Refg 1991 Ser B (MBIA) ....................................... 6.70       12/01/21      1,075,880
                                                                                                               -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited) continued



 PRINCIPAL
 AMOUNT IN                                                                              COUPON    MATURITY
 THOUSANDS                                                                               RATE       DATE         VALUE
-----------                                                                           ---------- ---------- --------------
            Mortgage Revenue -- Multi-Family (2.0%)
            Pennsylvania Housing Finance Agency,
  $    50    Moderate Rehab Sec 8 Assisted Issue B .................................. 9.00 %     08/01/01    $    50,329
    1,000    Ser 1992-35 D (AMT) .................................................... 6.20       04/01/25      1,046,140
  -------                                                                                                    -----------
    1,050                                                                                                      1,096,469
  -------                                                                                                    -----------
            Mortgage Revenue -- Single Family (5.2%)
    2,000   Pennsylvania Housing Finance Agency, Ser 1991-31 C (AMT) ................ 7.00       10/01/23      2,116,080
      635   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed
             Ser C .................................................................. 6.85       10/15/23        671,316
                                                                                                             -----------
    2,635                                                                                                      2,787,396
  -------                                                                                                    -----------
            Public Facilities Revenue (3.5%)
    2,000   Philadelphia Authority For Industrial Development, The Franklin Institute
  -------    Ser 1998 ............................................................... 5.20       06/15/26      1,890,480
                                                                                                             -----------
            Resource Recovery Revenue (3.8%)
    1,000   Lancaster County Solid Waste Management Authority, 1998 Ser B (AMBAC).... 5.375      12/15/15      1,013,290
    1,000   Montgomery County Industrial Development Authority, Ser 1989 ............ 7.50       01/01/12      1,050,700
  -------                                                                                                    -----------
    2,000                                                                                                      2,063,990
  -------                                                                                                    -----------
            Student Loan Revenue (4.0%)
            Pennsylvania Higher Education Assistance Agency,
    1,000    1988 Ser D (AMT) (AMBAC) ............................................... 6.05       01/01/19      1,057,760
    1,000    1991 Ser B (AMT) (AMBAC) ............................................... 6.85       09/01/26      1,101,110
  -------                                                                                                    -----------
    2,000                                                                                                      2,158,870
  -------                                                                                                    -----------
            Transportation Facilities Revenue (23.8%)
    1,000   Guam, Highway 1992 Ser A (FSA) .......................................... 6.30       05/01/12      1,076,630
            Allegheny County, Greater Pittsburgh Int'l Airport
    1,000    Ser 1997 B (MBIA) ...................................................... 5.00       01/01/19        968,400
      500    Ser 1992 (AMT) (FSA) ................................................... 6.625      01/01/22        536,640
    2,000   Delaware River Port Authority, Ser 1995 (FGIC) .......................... 5.50       01/01/26      2,069,060
            Pennsylvania Turnpike Commission,
    2,000    Ser O 1992 (FGIC) ...................................................... 6.00       12/01/12      2,146,119
    2,000    Ser A 1998 (AMBAC) ..................................................... 4.75       12/01/27      1,839,160
    1,000   Philadelphia Industrial Development Authority, Philadelphia Airport
             Ser 1998 A (AMT) (FGIC) ................................................ 5.00       07/01/23        942,540
    1,000   Pittsburgh Public Parking Authority, Ser 1992 A (FGIC) .................. 5.875      12/01/12      1,071,400
    1,255   Southeastern Pennsylvania Transportation Authority, Ser A 1999 (FGIC) ... 5.25       03/01/18      1,259,267
    1,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A .............. 4.75       07/01/38        915,730
  -------                                                                                                    -----------
   12,755                                                                                                     12,824,946
  -------                                                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST --
PENNSYLVANIA SERIES
PORTFOLIO OF INVESTMENTS May 31, 1999 (unaudited) continued



 PRINCIPAL
 AMOUNT IN                                                                                COUPON     MATURITY
 THOUSANDS                                                                                 RATE        DATE         VALUE
-----------                                                                             ---------- ------------ -------------
            Water & Sewer Revenue (6.8%)
  $ 2,000   Philadelphia, Water & Wastewater Ser 1995 (MBIA) .......................... 6.25%       08/01/11     $ 2,260,920
    2,000   Pittsburgh, Water & Sewer Authority, 1998 Ser B (FGIC) .................... 0.00        09/01/28         416,280
    1,000   West Mifflin Sanitary Sewer Municipal Authority, Ser 1998 (MBIA) .......... 5.00        08/01/23         963,260
  -------                                                                                                        -----------
    5,000                                                                                                          3,640,460
  -------                                                                                                        -----------
            Other Revenue (3.1%)
    1,500   Pennsylvania Finance Authority, Cap Impr Refg Ser 1993 .................... 6.60        11/01/09       1,643,340
  -------                                                                                                        -----------
            Refunded (0.6%)
      290   Lehigh County Industrial Development Authority, Strawbridge & Clothier
  -------    Refg Ser of 1991 (ETM) ................................................... 7.20        12/15/01         304,654
                                                                                                                 -----------
   50,775   TOTAL PENNSYLVANIA TAX-EXEMPT MUNICIPAL BONDS
  -------   (Identified Cost $48,445,032) ...................................................................     50,143,230
                                                                                                                 -----------
            SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (5.2%)
    2,400   Lehigh County General Purpose Authority, Lehigh Valley Hospital 1997 A
             (AMBAC) (Demand 06/01/99) ................................................ 3.25*       07/01/28       2,400,000
      400   Pennsylvania Higher Educational Facilities Authority, Carnegie Mellon
  -------    University Ser A (Demand 06/01/99) ....................................... 3.35*       11/01/25         400,000
                                                                                                                 -----------
    2,800   TOTAL SHORT-TERM PENNSYLVANIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
  -------   (Identified Cost $2,800,000) ....................................................................      2,800,000
                                                                                                                 -----------
  $53,575   TOTAL INVESTMENTS (Identified Cost $51,245,032) (a) .......................              98.4%        52,943,230
  =======
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .....................................      1.6            832,796
                                                                                                    --------     -----------
            NET ASSETS .........................................................................    100.0%       $53,776,026
                                                                                                    ========     ===========

---------------
AMT      Alternative Minimum Tax.
ETM      Escrowed to maturity.
*        Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,146,880 and the aggregate gross unrealized depreciation is $448,682, resulting in net unrealized appreciation of $1,698,198.

Bond Insurance:
---------------
AMBAC    AMBAC Assurance Corporation.
FGIC     Financial Guaranty Insurance Company.
FSA      Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
May 31, 1999 (unaudited)


                                                                 ARIZONA         CALIFORNIA         FLORIDA       MASSACHUSETTS
                                                            ---------------- ----------------- ---------------- ----------------
ASSETS:
Investments in securities, at value* ......................   $ 40,632,435     $ 102,950,030     $ 58,388,022     $ 14,547,628
Cash ......................................................         69,858            99,698          198,082          131,081
Receivable for:
  Investments sold ........................................             --                --               --            5,000
  Interest ................................................        808,253         1,448,263          746,597          266,884
  Shares of beneficial interest sold ......................          7,291           557,245            4,904               --
Prepaid expenses ..........................................         10,341             3,866            7,475            1,662
                                                              ------------     -------------     ------------     ------------
  TOTAL ASSETS ............................................     41,528,178       105,059,102       59,345,080       14,952,255
                                                              ------------     -------------     ------------     ------------
LIABILITIES:
Payable for:
  Investments purchased ...................................             --                --               --               --
  Shares of beneficial interest repurchased ...............        142,830                --               --           23,959
  Dividends to shareholders ...............................         10,609            27,161           15,206            3,704
  Investment management fee ...............................         12,331            31,148           17,679            4,438
  Plan of distribution fee ................................          5,285            13,349            7,577            1,902
Accrued expenses ..........................................         15,029            25,488           18,341           10,784
                                                              ------------     -------------     ------------     ------------
  TOTAL LIABILITIES .......................................        186,084            97,146           58,803           44,787
                                                              ------------     -------------     ------------     ------------
  NET ASSETS ..............................................   $ 41,342,094     $ 104,961,956     $ 59,286,277     $ 14,907,468
                                                              ============     =============     ============     ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...........................................   $ 39,710,973     $  99,901,697     $ 56,309,565     $ 14,158,502
Undistributed net investment income .......................         15,928            40,753           22,826            5,561
Accumulated undistributed net realized gain ...............        195,694           629,199          578,373           20,874
Net unrealized appreciation ...............................      1,419,499         4,390,307        2,375,513          722,531
                                                              ------------     -------------     ------------     ------------
  NET ASSETS ..............................................   $ 41,342,094     $ 104,961,956     $ 59,286,277     $ 14,907,468
                                                              ============     =============     ============     ============
  *IDENTIFIED COST ........................................   $ 39,212,936     $  98,559,723     $ 56,012,509     $ 13,825,097
                                                              ============     =============     ============     ============
  SHARES OF BENEFICIAL INTEREST OUTSTANDING ...............      3,951,345         9,692,023        5,535,213        1,353,294
                                                              ============     =============     ============     ============
NET ASSET VALUE PER SHARE,
 (unlimited authorized shares of $.01 par value)...........         $10.46            $10.83           $10.71           $11.02
                                                                    ======            ======           ======           ======
MAXIMUM OFFERING PRICE PER SHARE
 (net asset value plus 4.17% of net asset value)** ........         $10.90            $11.28           $11.16           $11.48
                                                                    ======            ======           ======           ======

---------------
**    On sales of $25,000 or more, the offering price is reduced.



                       SEE NOTES TO FINANCIAL STATEMENTS

     MICHIGAN         MINNESOTA       NEW JERSEY        NEW YORK           OHIO         PENNSYLVANIA
------------------ --------------- ---------------- ---------------- ---------------- ----------------
  $17,425,953       $7,916,482       $40,544,398       $11,362,067     $17,317,924       $52,943,230
      108,229           40,642           106,392           106,231         104,424            37,543

           --               --                --                --              --                --
      204,633          126,215           702,307           193,211         268,628           824,271
       10,155               --            31,556                --          27,085            45,821
        4,639            5,905             4,606             5,492           4,798             4,585
  -----------       ----------       -----------       -----------     -----------       -----------
   17,753,609        8,089,244        41,389,259        11,667,001      17,722,859        53,855,450
  -----------       ----------       -----------       -----------     -----------       -----------


      530,183               --                --                --              --                --
           --               --             8,712            16,209           2,373            24,827
        4,147            1,853            10,631             2,842           4,382            14,084
        5,134            2,401            12,397             3,494           5,302            16,004
        2,200            1,029             5,313             1,498           2,272             6,859
       10,266            9,310            14,880             9,799          10,350            17,650
  -----------       ----------       -----------       -----------     -----------       -----------
      551,930           14,593            51,933            33,842          24,679            79,424
  -----------       ----------       -----------       -----------     -----------       -----------
  $17,201,679       $8,074,651       $41,337,326       $11,633,159     $17,698,180       $53,776,026
  ===========       ==========       ===========       ===========     ===========       ===========

  $16,473,031       $7,791,561       $39,146,182       $10,983,020     $16,945,407       $51,965,237
        6,225            2,812            15,953             4,265           6,701            21,134
      116,947           21,676           304,395            23,016          25,555            91,457
      605,476          258,602         1,870,796           622,858         720,517         1,698,198
  -----------       ----------       -----------       -----------     -----------       -----------
  $17,201,679       $8,074,651       $41,337,326       $11,633,159     $17,698,180       $53,776,026
  ===========       ==========       ===========       ===========     ===========       ===========
  $16,820,477       $7,657,880       $38,673,602       $10,739,209     $16,597,407       $51,245,032
  ===========       ==========       ===========       ===========     ===========       ===========
    1,620,312          765,732         3,803,691         1,072,388       1,635,981         4,968,985
  ===========       ==========       ===========       ===========     ===========       ===========

       $10.62           $10.55            $10.87            $10.85          $10.82            $10.82
       ======           ======            ======            ======          ======            ======
       $11.06           $10.99            $11.32            $11.30          $11.27            $11.27
       ======           ======            ======            ======          ======            ======

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued



STATEMENTS OF OPERATIONS
For the six months ended May 31, 1999 (unaudited)


                                                   ARIZONA      CALIFORNIA       FLORIDA      MASSACHUSETTS
                                                ------------- -------------- --------------- --------------
NET INVESTMENT INCOME:
INTEREST INCOME ...............................  $1,097,881    $  2,795,906   $  1,568,586     $  402,649
                                                 ----------    ------------   ------------     ----------
EXPENSES
Investment management fee .....................      72,558         182,569        105,462         26,331
Plan of distribution fee ......................      28,553          76,651         42,257         10,576
Transfer agent fees and expenses ..............       6,869          20,837         10,582          3,090
Professional fees .............................      13,192          15,642         14,413         12,165
Shareholder reports and notices ...............       4,512           9,037          5,807          1,745
Trustees' fees and expenses ...................         991           2,568          1,289            266
Custodian fees ................................       1,235           2,523          1,811            616
Registration fees .............................       3,840           1,710          1,145          3,640
Other .........................................       3,096           4,748          3,863          2,493
                                                 ----------    ------------   ------------     ----------
  TOTAL EXPENSES ..............................     134,846         316,285        186,629         60,922
Less: expense offset ..........................      (1,233)         (2,518)        (1,811)          (616)
                                                 ----------    ------------   ------------     ----------
  NET EXPENSES ................................     133,613         313,767        184,818         60,306
                                                 ----------    ------------   ------------     ----------
  NET INVESTMENT INCOME .......................     964,268       2,482,139      1,383,768        342,343
                                                 ----------    ------------   ------------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .............................     142,198         629,204        280,983             --
Net change in unrealized appreciation .........    (960,383)     (2,539,094)    (1,536,686)      (284,247)
                                                 ----------    ------------   ------------     ----------
  NET LOSS ....................................    (818,185)     (1,909,890)    (1,255,703)      (284,247)
                                                 ----------    ------------   ------------     ----------
NET INCREASE ..................................  $  146,083    $    572,249   $    128,065     $   58,096
                                                 ==========    ============   ============     ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

   MICHIGAN     MINNESOTA     NEW JERSEY     NEW YORK        OHIO       PENNSYLVANIA
------------- ------------- -------------- ------------ ------------- ---------------

 $  460,999    $  217,022     $1,108,977    $  317,160   $  494,461    $  1,442,598
 ----------    ----------     ----------    ----------   ----------    ------------

     30,643        14,566         72,927        20,788       31,994          94,177
     12,602         6,067         29,264         8,746       12,310          39,897
      5,120         2,038         10,766         2,611        5,053           8,362
     14,016        14,723         12,584        12,719       12,900          11,667
      2,510         1,078          6,420         1,512        2,181           5,371
        411           128          1,021           282          434           1,208
        761           496          1,203           620          806           1,661
      1,377         1,482          3,526         3,301        1,279           1,809
      2,420         2,164          3,070         2,288        2,493           4,329
 ----------    ----------     ----------    ----------   ----------    ------------
     69,860        42,742        140,781        52,867       69,450         168,481
       (761)         (496)        (1,201)         (620)        (806)         (1,658)
 ----------    ----------     ----------    ----------   ----------    ------------
     69,099        42,246        139,580        52,247       68,644         166,823
 ----------    ----------     ----------    ----------   ----------    ------------
    391,900       174,776        969,397       264,913      425,817       1,275,775
 ----------    ----------     ----------    ----------   ----------    ------------

     77,460        21,677         51,868         9,873       27,187           4,328
   (348,269)     (164,221)      (771,646)     (228,525)    (369,562)     (1,145,312)
 ----------    ----------     ----------    ----------   ----------    ------------
   (270,809)     (142,544)      (719,778)     (218,652)    (342,375)     (1,140,984)
 ----------    ----------     ----------    ----------   ----------    ------------
 $  121,091    $   32,232     $  249,619    $   46,261   $   83,442    $    134,791
 ==========    ==========     ==========    ==========   ==========    ============

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued



STATEMENT OF CHANGES IN NET ASSETS



                                                                 ARIZONA                           CALIFORNIA
                                                   ----------------------------------- -----------------------------------
                                                     FOR THE SIX       FOR THE YEAR       FOR THE SIX      FOR THE YEAR
                                                     MONTHS ENDED         ENDED          MONTHS ENDED          ENDED
                                                     MAY 31, 1999   NOVEMBER 30, 1998    MAY 31, 1999    NOVEMBER 30, 1998
                                                   --------------- ------------------- ---------------- ------------------
                                                     (unaudited)                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ............................    $   964,268      $ 1,958,982       $  2,482,139       $  5,098,849
Net realized gain ................................        142,198          725,798            629,204          2,241,204
Net change in unrealized appreciation ............       (960,383)         (57,712)        (2,539,094)           248,404
                                                      -----------      -----------       ------------       ------------
  NET INCREASE ...................................        146,083        2,627,068            572,249          7,588,457
                                                      -----------      -----------       ------------       ------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ............................       (948,340)      (1,970,313)        (2,441,386)        (5,127,716)
Net realized gain ................................       (555,653)              --         (1,789,764)                --
                                                      -----------      -----------       ------------       ------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ..............     (1,503,993)      (1,970,313)        (4,231,150)        (5,127,716)
                                                      -----------      -----------       ------------       ------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sales ..........................      3,146,832        3,583,708          6,533,630          7,971,183
Reinvestment of dividends and distributions ......        811,725          956,419          2,220,138          2,300,541
Cost of shares repurchased .......................     (2,913,763)      (5,432,230)        (5,308,352)       (11,766,093)
                                                      -----------      -----------       ------------       ------------
  NET INCREASE (DECREASE) ........................      1,044,794         (892,103)         3,445,416         (1,494,369)
                                                      -----------      -----------       ------------       ------------
  TOTAL INCREASE (DECREASE) ......................       (313,116)        (235,348)          (213,485)           966,372
NET ASSETS:
Beginning of period ..............................     41,655,210       41,890,558        105,175,441        104,209,069
                                                      -----------      -----------       ------------       ------------
  END OF PERIOD ..................................    $41,342,094      $41,655,210       $104,961,956       $105,175,441
                                                      ===========      ===========       ============       ============
UNDISTRIBUTED NET INVESTMENT INCOME ..............    $    15,928               --       $     40,753                 --
                                                      ===========      ===========       ============       ============
SHARES ISSUED AND REPURCHASED:
Sold .............................................        296,506          333,041            595,159            718,169
Reinvestment of dividends and distributions ......         76,445           89,180            202,421            207,368
Repurchased ......................................       (273,815)        (506,438)          (481,595)        (1,061,263)
                                                      -----------      -----------       ------------       ------------
  NET INCREASE (DECREASE) ........................         99,136          (84,217)           315,985           (135,726)
                                                      ===========      ===========       ============       ============

                       SEE NOTES TO FINANCIAL STATEMENTS

              FLORIDA                           MASSACHUSETTS                         MICHIGAN
------------------------------------ ----------------------------------- ----------------------------------
   FOR THE SIX       FOR THE YEAR      FOR THE SIX       FOR THE YEAR      FOR THE SIX      FOR THE YEAR
  MONTHS ENDED          ENDED          MONTHS ENDED         ENDED          MONTHS ENDED         ENDED
  MAY 31, 1999    NOVEMBER 30, 1998    MAY 31, 1999   NOVEMBER 30, 1998    MAY 31, 1999   NOVEMBER 30, 1998
---------------- ------------------- --------------- ------------------- --------------- ------------------
   (unaudited)                         (unaudited)                         (unaudited)


  $ 1,383,768        $ 2,983,488      $   342,343        $   670,436        $   391,900      $   876,689
      280,983          2,077,788               --            171,067             77,460          708,264
   (1,536,686)          (437,571)        (284,247)           170,653           (348,269)        (248,253)
  -----------        -----------      -----------        -----------        -----------      -----------
      128,065          4,623,705           58,096          1,012,156            121,091        1,336,700
  -----------        -----------      -----------        -----------        -----------      -----------

   (1,360,942)        (3,001,258)        (336,782)          (674,613)          (385,675)        (881,921)
   (1,699,634)                --         (150,193)           (26,809)          (654,782)              --
  -----------        -----------      -----------        -----------        -----------      -----------
   (3,060,576)        (3,001,258)        (486,975)          (701,422)        (1,040,457)        (881,921)
  -----------        -----------      -----------        -----------        -----------      -----------

    5,044,598          6,336,196          590,298          2,177,938            969,098        1,976,447
    1,367,851          1,065,444          297,845            398,624            709,342          488,182
   (5,455,694)       (12,850,195)        (787,886)        (2,212,481)        (1,316,605)      (4,672,568)
  -----------        -----------      -----------        -----------        -----------      -----------
      956,755         (5,448,555)         100,257            364,081            361,835       (2,207,939)
  -----------        -----------      -----------        -----------        -----------      -----------
   (1,975,756)        (3,826,108)        (328,622)           674,815           (557,531)      (1,753,160)

   61,262,033         65,088,141       15,236,090         14,561,275         17,759,210       19,512,370
  -----------        -----------      -----------        -----------        -----------      -----------
  $59,286,277        $61,262,033      $14,907,468        $15,236,090        $17,201,679      $17,759,210
  ===========        ===========      ===========        ===========        ===========      ===========
  $    22,826                 --      $     5,561                 --        $     6,225               --
  ===========        ===========      ===========        ===========        ===========      ===========

      462,050            569,452           52,888            193,348             88,728          178,504
      125,651             95,684           26,680             35,479             66,053           44,120
     (499,530)        (1,152,957)         (70,472)          (196,446)          (121,683)        (419,448)
  -----------        -----------      -----------        -----------        -----------      -----------
       88,171           (487,821)           9,096             32,381             33,098         (196,824)
  ===========        ===========      ===========        ===========        ===========      ===========

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS, continued



                                                               MINNESOTA                          NEW JERSEY
                                                   ---------------------------------- ----------------------------------
                                                     FOR THE SIX      FOR THE YEAR      FOR THE SIX      FOR THE YEAR
                                                    MONTHS ENDED         ENDED          MONTHS ENDED         ENDED
                                                    MAY 31, 1999   NOVEMBER 30, 1998    MAY 31, 1999   NOVEMBER 30, 1998
                                                   -------------- ------------------- --------------- ------------------
                                                     (unaudited)                        (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ............................   $  174,776      $    385,482      $    969,397      $  1,969,062
Net realized gain ................................       21,677           152,552            51,868           614,679
Net change in unrealized appreciation ............     (164,221)          (55,068)         (771,646)          394,703
                                                     ----------      ------------      ------------      ------------
  NET INCREASE ...................................       32,232           482,966           249,619         2,978,444
                                                     ----------      ------------      ------------      ------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ............................     (171,964)         (388,129)         (953,444)       (1,980,284)
Net realized gain ................................      (71,136)               --          (356,974)               --
                                                     ----------      ------------      ------------      ------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ..............     (243,100)         (388,129)       (1,310,418)       (1,980,284)
                                                     ----------      ------------      ------------      ------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sales ..........................      622,078           450,188         2,115,209         4,281,513
Reinvestment of dividends and distributions ......       39,070           205,051           785,206         1,110,422
Cost of shares repurchased .......................     (792,297)       (1,075,759)       (2,305,302)       (6,107,000)
                                                     ----------      ------------      ------------      ------------
  NET INCREASE (DECREASE) ........................     (131,149)         (420,520)          595,113          (715,065)
                                                     ----------      ------------      ------------      ------------
  TOTAL INCREASE (DECREASE) ......................     (342,017)         (325,683)         (465,686)          283,095
NET ASSETS:
Beginning of period ..............................    8,416,668         8,742,351        41,803,012        41,519,917
                                                     ----------      ------------      ------------      ------------
  END OF PERIOD ..................................   $8,074,651      $  8,416,668      $ 41,337,326      $ 41,803,012
                                                     ==========      ============      ============      ============
UNDISTRIBUTED NET INVESTMENT INCOME ..............   $    2,812                --      $     15,953                --
                                                     ==========      ============      ============      ============
SHARES ISSUED AND REPURCHASED:
Sold .............................................       50,305            41,683           192,119           387,819
Reinvestment of dividends and distributions ......       11,581            19,052            71,403           100,683
Repurchased ......................................      (74,190)          (99,811)         (209,985)         (554,108)
                                                     ----------      ------------      ------------      ------------
  NET INCREASE (DECREASE) ........................      (12,304)          (39,076)           53,537           (65,606)
                                                     ==========      ============      ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

             NEW YORK                              OHIO                            PENNSYLVANIA
----------------------------------- ----------------------------------- ----------------------------------
  FOR THE SIX       FOR THE YEAR      FOR THE SIX       FOR THE YEAR      FOR THE SIX      FOR THE YEAR
  MONTHS ENDED         ENDED          MONTHS ENDED         ENDED          MONTHS ENDED         ENDED
  MAY 31, 1999   NOVEMBER 30, 1998    MAY 31, 1999   NOVEMBER 30, 1998    MAY 31, 1999   NOVEMBER 30, 1998
--------------- ------------------- --------------- ------------------- --------------- ------------------
  (unaudited)                         (unaudited)                         (unaudited)


  $   264,913      $    566,953      $    425,817      $    863,067      $  1,275,775      $  2,506,283
        9,873           408,044            27,187           388,407             4,328           578,722
     (228,525)          (77,877)         (369,562)          (29,432)       (1,145,312)          203,628
  -----------      ------------      ------------      ------------      ------------      ------------
       46,261           897,120            83,442         1,222,042           134,791         3,288,633
  -----------      ------------      ------------      ------------      ------------      ------------

     (260,648)         (570,172)         (419,116)         (870,982)       (1,254,642)       (2,518,046)
     (381,599)               --          (219,843)               --          (491,592)           (8,207)
  -----------      ------------      ------------      ------------      ------------      ------------
     (642,247)         (570,172)         (638,959)         (870,982)       (1,746,234)       (2,526,253)
  -----------      ------------      ------------      ------------      ------------      ------------

      479,985           656,120         1,127,227         2,170,150         3,189,280        12,831,070
      405,238           301,450           396,431           479,951         1,179,251         1,539,410
     (669,406)       (1,857,636)       (1,850,267)       (2,897,075)       (2,789,309)       (5,380,740)
  -----------      ------------      ------------      ------------      ------------      ------------
      215,817          (900,066)         (326,609)         (246,974)        1,579,222         8,989,740
  -----------      ------------      ------------      ------------      ------------      ------------
     (380,169)         (573,118)         (882,126)          104,086           (32,221)        9,752,120

   12,013,328        12,586,446        18,580,306        18,476,220        53,808,247        44,056,127
  -----------      ------------      ------------      ------------      ------------      ------------
  $11,633,159      $ 12,013,328      $ 17,698,180      $ 18,580,306      $ 53,776,026      $ 53,808,247
  ===========      ============      ============      ============      ============      ============
  $     4,265                --      $      6,701                --      $     21,134                --
  ===========      ============      ============      ============      ============      ============

       43,479            58,252           102,444           195,888           292,021         1,154,976
       36,782            26,721            36,176            43,444           107,426           139,044
      (61,007)         (164,456)         (168,676)         (262,446)         (255,585)         (485,530)
  -----------      ------------      ------------      ------------      ------------      ------------
       19,254           (79,483)          (30,056)          (23,114)          143,862           808,490
  ===========      ============      ============      ============      ============      ============

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1999 (unaudited)



1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Multi-State Municipal Series Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The investment objective of each Series is to provide a high level of current income exempt from both Federal and the designated state income taxes consistent with preservation of capital.

The Fund, organized on October 29, 1990, as a Massachusetts business trust, is comprised of ten separate Series (the "Series"): the Arizona Series, the California Series, the Florida Series, the Massachusetts Series, the Michigan Series, the Minnesota Series, the New Jersey Series, the New York Series, the Ohio Series and the Pennsylvania Series. Each of the Series commenced operations on January 15, 1991, with the exception of the Arizona Series which commenced operations on April 30, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Fund's Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENT -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1999 (unaudited) continued

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply individually for each Series with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


E. EXPENSES -- Direct expenses are charged to the respective Series and general corporate expenses are allocated on the basis of relative net assets or equally among the Series.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, each Series of the Fund pays Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the daily net assets of each Series determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes office space and facilities, equipment, clerical, bookkeeping and certain legal services, and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1999 (unaudited) continued

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the distribution of shares of the Fund.

Under the Plan, the expenses of certain activities and services provided by Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses incurred in connection with the distribution of the Fund's shares, are reimbursed.

Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended May 31, 1999, the distribution fees were accrued at the following annual rates:



                       ARIZONA   CALIFORNIA   FLORIDA   MASSACHUSETTS   MICHIGAN
                      --------- ------------ --------- --------------- ---------
 Annual Rate .........  0.14%       0.15%       0.14%       0.14%         0.14%
                        ====        ====        ====        ====          ====

                      MINNESOTA   NEW JERSEY   NEW YORK     OHIO     PENNSYLVANIA
                     ----------- ------------ ---------- ---------- -------------
                        0.15%       0.14%        0.15%      0.13%         0.15%
                        ====        ====         ====       ====          ====

For the six months ended May 31, 1999, the Distributor has informed the Fund that commissions from the sale of the Fund's shares of beneficial interest were as follows:



                        ARIZONA    CALIFORNIA     FLORIDA    MASSACHUSETTS   MICHIGAN
                      ----------- ------------ ------------ --------------- ---------
 Commissions ......... $ 70,819    $ 141,554    $ 125,439       $ 17,262     $33,997
                       ========    =========    =========       ========     =======

                       MINNESOTA   NEW JERSEY    NEW YORK        OHIO     PENNSYLVANIA
                      ----------- ------------  ----------    ----------- -------------
                       $ 18,778     $ 51,344     $ 14,386       $ 30,862     $48,853
                       ========     ========     ========       ========     =======

Such commissions are not an expense of the Fund; they are deducted from the proceeds of the sale of the shares of beneficial interest.

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1999 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from the sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 1999 were as follows:



                       ARIZONA     CALIFORNIA     FLORIDA     MASSACHUSETTS     MICHIGAN
                    ------------- ------------ ------------- --------------- -------------
Purchases .........  $2,933,570    $7,875,480   $7,257,980      $  --          $1,317,691
                     ==========    ==========   ==========    ==========       ==========
Sales .............  $2,523,535    $8,005,580   $6,433,710      $ 10,000       $1,452,462
                     ==========    ==========   ==========    ==========       ==========


                      MINNESOTA    NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
                    ------------- ------------ ------------- ------------- -------------
Purchases .........  $1,079,153    $2,850,140   $  400,000    $1,103,076    $2,982,709
                     ==========    ==========   ==========    ==========    ==========
Sales .............  $  931,217    $1,715,491   $  495,910    $1,631,011    $1,922,640
                     ==========    ==========   ==========    ==========    ==========

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended May 31, 1999 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities for each of the respective Series were as follows:



                                   ARIZONA   CALIFORNIA   FLORIDA   MASSACHUSETTS   MICHIGAN
                                  --------- ------------ --------- --------------- ---------
 Aggregate Pension Costs ......... $  305      $   739    $  436        $   99      $  118
                                   ======      =======    ======        ======      ======

                                 MINNESOTA   NEW JERSEY   NEW YORK       OHIO    PENNSYLVANIA
                                ----------- ------------ ----------   --------- -------------
                                   $   52      $   298    $   80        $  135      $  349
                                   ======      =======    ======        ======      ======


                                     ARIZONA   CALIFORNIA   FLORIDA   MASSACHUSETTS   MICHIGAN
                                    --------- ------------ --------- --------------- ---------
Accrued Pension Liability .........  $4,274      $10,542    $6,464        $1,481      $1,891
                                     ======      =======    ======        ======      ======

                                    MINNESOTA   NEW JERSEY   NEW YORK    OHIO    PENNSYLVANIA
                                   ----------- ------------ ---------- --------- -------------
                                     $  955      $ 4,155     $1,279      $2,042       $4,842
                                     ======      =======     ======      ======       ======

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
NOTES TO FINANCIAL STATEMENTS May 31, 1999 (unaudited) continued

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 1999, each of the Series had transfer agent fees and expenses payable as follows:



                                                 ARIZONA   CALIFORNIA   FLORIDA   MASSACHUSETTS   MICHIGAN
                                                --------- ------------ --------- --------------- ---------
 Transfer Agent Fees and Expenses Payable ...... $  336      $  796      $   56      $   37       $  144
                                                 ======      ======      ======      ======       ======

                                                MINNESOTA   NEW JERSEY   NEW YORK     OHIO    PENNSYLVANIA
                                               ----------- ------------ ---------- --------- -------------
                                                 $   54      $   61      $   81      $  141       $  148
                                                 ======      ======      ======      ======       ======

5. FEDERAL INCOME TAX STATUS

At November 30, 1998, the following Series had an approximate net capital loss carryovers:


Arizona . ..........  $116,700
California .........   451,400
Florida ............    79,700
Michigan ...........    14,000
Minnesota ..........    81,400
New Jersey .........     5,200
New York ...........    13,300
Ohio ...............   170,200

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. The Ohio Series incurred and will elect to defer net capital losses during the fiscal 1998 of approximately $1,600.

                 (This page has been left blank intentionally.)

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:





               NET ASSET                                                                                 TOTAL
     YEAR        VALUE         NET       NET REALIZED    TOTAL FROM                  DISTRIBUTIONS     DIVIDENDS
    ENDED      BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO         TO             AND
 NOVEMBER 30   OF PERIOD     INCOME       GAIN (LOSS)    OPERATIONS   SHAREHOLDERS    SHAREHOLDERS   DISTRIBUTIONS
------------- ----------- ------------ ---------------- ------------ -------------- --------------- --------------
ARIZONA SERIES
1994            $ 10.72     $  0.55        $ (1.29)       $ (0.74)      $ (0.55)        $ (0.01)       $ (0.56)
1995               9.42        0.54           1.23           1.77         (0.54)             --          (0.54)
1996              10.65        0.54          (0.06)          0.48         (0.54)             --          (0.54)
1997              10.59        0.53           0.05           0.58         (0.53)             --          (0.53)
1998              10.64        0.51           0.17           0.68         (0.51)             --          (0.51)
1999*             10.81        0.25          (0.21)          0.04         (0.25)          (0.14)         (0.39)

CALIFORNIA SERIES
1994              11.00        0.58          (1.48)         (0.90)        (0.58)          (0.14)         (0.72)
1995               9.38        0.56           1.29           1.85         (0.56)             --          (0.56)
1996              10.67        0.56           0.14           0.70         (0.56)             --          (0.56)
1997              10.81        0.55           0.15           0.70         (0.55)             --          (0.55)
1998              10.96        0.54           0.26           0.80         (0.54)             --          (0.54)
1999*             11.22        0.26          (0.20)          0.06         (0.26)          (0.19)         (0.45)

FLORIDA SERIES
1994              10.93        0.56          (1.33)         (0.77)        (0.56)             --          (0.56)
1995               9.60        0.56           1.28           1.84         (0.56)             --          (0.56)
1996              10.88        0.55          (0.02)          0.53         (0.55)             --          (0.55)
1997              10.86        0.54           0.11           0.65         (0.54)             --          (0.54)
1998              10.97        0.52           0.28           0.80         (0.52)             --          (0.52)
1999*             11.25        0.25          (0.23)          0.02         (0.25)          (0.31)         (0.56)

MASSACHUSETTS SERIES
1994              11.08        0.56          (1.38)         (0.82)        (0.56)          (0.10)         (0.66)
1995               9.60        0.57           1.37           1.94         (0.57)             --          (0.57)
1996              10.97        0.57          (0.03)          0.54         (0.57)          (0.02)         (0.59)
1997              10.92        0.53           0.18           0.71         (0.53)             --          (0.53)
1998              11.10        0.51           0.25           0.76         (0.51)          (0.02)         (0.53)
1999*             11.33        0.26          (0.21)          0.05         (0.25)          (0.11)         (0.36)

MICHIGAN SERIES
1994              11.05        0.56          (1.41)         (0.85)        (0.56)          (0.18)         (0.74)
1995               9.46        0.57           1.35           1.92         (0.57)             --          (0.57)
1996              10.81        0.56          (0.03)          0.53         (0.56)             --          (0.56)
1997              10.78        0.53           0.16           0.69         (0.53)             --          (0.53)
1998              10.94        0.51           0.25           0.76         (0.51)             --          (0.51)
1999*             11.19        0.24          (0.16)          0.08         (0.24)          (0.41)         (0.65)

---------------
*      For the six months ended May 31, 1999 (unaudited).
+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3)    Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                               RATIOS TO AVERAGE NET ASSETS
                                               (AFTER EXPENSES WERE ASSUMED)
                                           -------------------------------------
  NET ASSET                     NET ASSETS
    VALUE                         END OF                               NET
    END OF          TOTAL         PERIOD                            INVESTMENT
    PERIOD         RETURN+       (000'S)          EXPENSES            INCOME
------------- ---------------- ----------- --------------------- ---------------
      $ 9.42      (7.16)%       $ 47,628            0.62%              5.33%
       10.65      19.21           50,290            0.65 (3)           5.33
       10.59       4.63           46,248            0.65 (3)           5.12
       10.64       5.64           41,891            0.66 (3)           5.04
       10.81       6.56           41,655            0.65 (3)           4.77
       10.46       0.38 (1)       41,342            0.65 (2)(3)        4.65 (2)

        9.38      (8.65)         112,450            0.58               5.59
       10.67      20.15          117,769            0.60 (3)           5.50
       10.81       6.76          113,859            0.59               5.28
       10.96       6.55          104,209            0.59               5.08
       11.22       7.58          105,175            0.59 (3)           4.87
       10.83       0.57 (1)      104,962            0.61 (2)(3)        4.76 (2)

        9.60      (7.29)          71,458            0.61               5.34
       10.88      19.54           74,058            0.63 (3)           5.34
       10.86       5.03           70,542            0.62 (3)           5.13
       10.97       6.10           65,088            0.62               5.02
       11.25       7.58           61,262            0.62 (3)           4.69
       10.71       0.19 (1)       59,286            0.62 (2)(3)        4.59 (2)

        9.60      (7.71)          15,507            0.50               5.35
       10.97      20.58           16,954            0.50 (3)           5.39
       10.92       5.07           16,021            0.50 (3)           5.23
       11.10       6.68           14,561            0.79 (3)           4.85
       11.33       7.03           15,236            0.83 (3)           4.55
       11.02       0.40 (1)       14,907            0.81 (2)(3)        4.55 (2)

        9.46      (8.07)          19,831            0.50               5.44
       10.81      20.69           21,673            0.50 (3)           5.49
       10.78       5.09           20,863            0.50 (3)           5.27
       10.94       6.52           19,512            0.72 (3)           4.95
       11.19       7.23           17,759            0.78 (3)           4.63
       10.62       0.66 (1)       17,202            0.80 (2)(3)        4.48 (2)

  RATIOS TO AVERAGE NET ASSETS
(BEFORE EXPENSES WERE ASSUMED)
---------------------------------
                         NET         PORTFOLIO
                      INVESTMENT     TURNOVER
    EXPENSES            INCOME         RATE
----------------- --------------- ------------
      0.63%              5.32%          11%
      0.65 (3)           5.33            6
      0.65 (3)           5.12            9
      0.66 (3)           5.04            2
      0.65 (3)           4.77           30
      0.65 (2)(3)        4.65 (2)        6 (1)

      0.59               5.58           12
      0.60 (3)           5.50            5
      0.59               5.28           19
      0.59               5.08           17
      0.59 (3)           4.87           24
      0.61 (2)(3)        4.76 (2)        8 (1)

      0.62               5.33            3
      0.63 (3)           5.34            8
      0.62 (3)           5.13           25
      0.62               5.02            7
      0.62 (3)           4.69           26
      0.62 (2)(3)        4.59 (2)       11 (1)

      0.78               5.07           10
      0.79 (3)           5.11            7
      0.82 (3)           4.91           11
      0.81 (3)           4.83           10
      0.83 (3)           4.55           31
      0.81 (2)(3)        4.55 (2)       --

      0.75               5.19            9
      0.77 (3)           5.22           22
      0.76 (3)           5.01            5
      0.74 (3)           4.93            3
      0.78 (3)           4.63           40
      0.80 (2)(3)        4.48 (2)        8 (1)

MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST
FINANCIAL HIGHLIGHTS, continued


               NET ASSET                                                                                 TOTAL
     YEAR        VALUE         NET       NET REALIZED    TOTAL FROM                  DISTRIBUTIONS     DIVIDENDS
    ENDED      BEGINNING   INVESTMENT   AND UNREALIZED   INVESTMENT   DIVIDENDS TO         TO             AND
 NOVEMBER 30   OF PERIOD     INCOME       GAIN (LOSS)    OPERATIONS   SHAREHOLDERS    SHAREHOLDERS   DISTRIBUTIONS
------------- ----------- ------------ ---------------- ------------ -------------- --------------- --------------
MINNESOTA SERIES
1994            $ 10.78     $  0.55        $ (1.42)       $ (0.87)      $ (0.55)        $ (0.08)       $ (0.63)
1995               9.28        0.54           1.33           1.87         (0.54)             --          (0.54)
1996              10.61        0.54          (0.01)          0.53         (0.54)             --          (0.54)
1997              10.60        0.49           0.10           0.59         (0.49)             --          (0.49)
1998              10.70        0.48           0.13           0.61         (0.49)             --          (0.49)
1999*             10.82        0.22          (0.18)          0.04         (0.22)          (0.09)         (0.31)

NEW JERSEY SERIES
1994              10.94        0.55          (1.39)         (0.84)        (0.55)          (0.08)         (0.63)
1995               9.47        0.56           1.26           1.82         (0.56)             --          (0.56)
1996              10.73        0.55          (0.03)          0.52         (0.55)             --          (0.55)
1997              10.70        0.53           0.18           0.71         (0.53)             --          (0.53)
1998              10.88        0.53           0.27           0.80         (0.53)             --          (0.53)
1999*             11.15        0.25          (0.18)          0.07         (0.25)          (0.10)         (0.35)

NEW YORK SERIES
1994              11.03        0.57          (1.52)         (0.95)        (0.57)          (0.05)         (0.62)
1995               9.46        0.56           1.42           1.98         (0.56)             --          (0.56)
1996              10.88        0.56           0.02           0.58         (0.56)             --          (0.56)
1997              10.90        0.53           0.21           0.74         (0.53)             --          (0.53)
1998              11.11        0.52           0.30           0.82         (0.52)             --          (0.52)
1999*             11.41        0.24          (0.20)          0.04         (0.24)          (0.36)         (0.60)

OHIO SERIES
1994              10.97        0.55          (1.43)         (0.88)        (0.55)          (0.12)         (0.67)
1995               9.42        0.56           1.38           1.94         (0.56)             --          (0.56)
1996              10.80        0.55          (0.03)          0.52         (0.55)             --          (0.55)
1997              10.77        0.53           0.17           0.70         (0.53)             --          (0.53)
1998              10.94        0.52           0.21           0.73         (0.52)             --          (0.52)
1999*             11.15        0.25          (0.20)          0.05         (0.25)          (0.13)         (0.38)

PENNSYLVANIA SERIES
1994              11.01        0.56          (1.39)         (0.83)        (0.56)          (0.06)         (0.62)
1995               9.56        0.55           1.29           1.84         (0.55)             --          (0.55)
1996              10.85        0.55             --           0.55         (0.55)             --          (0.55)
1997              10.85        0.54           0.14           0.68         (0.54)          (0.02)         (0.56)
1998              10.97        0.53           0.18           0.71         (0.53)             --          (0.53)
1999*             11.15        0.26          (0.23)          0.03         (0.26)          (0.10)         (0.36)

---------------
*      For the six months ended May 31, 1999 (unaudited).
+ Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3)    Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                               RATIOS TO AVERAGE NET ASSETS
                                               (AFTER EXPENSES WERE ASSUMED)
                                           -------------------------------------
  NET ASSET                     NET ASSETS
    VALUE                         END OF                               NET
    END OF          TOTAL         PERIOD                            INVESTMENT
    PERIOD         RETURN+       (000'S)          EXPENSES            INCOME
------------- ---------------- ----------- --------------------- ---------------
      $ 9.28      (8.42)%        $ 9,793            0.50%              5.41%
       10.61      20.60           11,230            0.50 (3)           5.35
       10.60       5.21            9,923            0.50 (3)           5.21
       10.70       5.76            8,742            0.94 (3)           4.68
       10.82       5.77            8,417            0.99 (3)           4.49
       10.55       0.33 (1)        8,075            1.03 (2)(3)        4.20 (2)

        9.47      (7.96)          45,497            0.64               5.38
       10.73      19.60           47,889            0.67 (3)           5.42
       10.70       4.93           44,829            0.66 (3)           5.23
       10.88       6.99           41,520            0.66               5.02
       11.15       7.49           41,803            0.67 (3)           4.77
       10.87       0.55 (1)       41,337            0.68 (2)(3)        4.65 (2)

        9.46      (8.96)          14,522            0.50               5.48
       10.88      21.40           14,388            0.50 (3)           5.43
       10.90       5.46           14,020            0.50 (3)           5.25
       11.11       7.06           12,586            0.82 (3)           4.84
       11.41       7.50           12,013            0.84 (3)           4.57
       10.85       0.32 (1)       11,633            0.89 (2)(3)        4.46 (2)

        9.42      (8.34)          20,693            0.50               5.31
       10.80      21.02           23,104            0.50 (3)           5.42
       10.77       5.04           21,207            0.50 (3)           5.23
       10.94       6.67           18,476            0.73 (3)           4.90
       11.15       6.84           18,580            0.75 (3)           4.70
       10.82       0.42 (1)       17,698            0.76 (2)(3)        4.66 (2)

        9.56      (7.84)          47,557            0.64               5.37
       10.85      19.65           53,935            0.66 (3)           5.29
       10.85       5.27           47,055            0.65 (3)           5.17
       10.97       6.53           44,056            0.66               5.01
       11.15       6.60           53,808            0.64               4.75
       10.82       0.28 (1)       53,776            0.63 (2)(3)        4.74 (2)

    RATIOS TO AVERAGE NET ASSETS
   (BEFORE EXPENSES WERE ASSUMED)
-------------------------------------

                            NET         PORTFOLIO
                         INVESTMENT      TURNOVER
       EXPENSES            INCOME          RATE
--------------------- --------------- -------------
         0.91%              5.00%           14%
         0.98 (3)           4.88             3
         0.96 (3)           4.75             5
         0.97 (3)           4.65            --
         0.99 (3)           4.49            20
         1.03 (2)(3)        4.20 (2)        12 (1)

         0.65               5.37             6
         0.67 (3)           5.42            14
         0.66 (3)           5.23             5
         0.66               5.02            14
         0.67 (3)           4.77            21
         0.68 (2)(3)        4.65 (2)         4 (1)

         0.82               5.16            14
         0.85 (3)           5.09            24
         0.84 (3)           4.91            22
         0.84 (3)           4.82             4
         0.84 (3)           4.57            33
         0.89 (2)(3)        4.46 (2)         4 (1)

         0.71               5.10            18
         0.77 (3)           5.16            19
         0.75 (3)           4.98            32
         0.74 (3)           4.89             5
         0.75 (3)           4.70            37
         0.76 (2)(3)        4.66 (2)         6 (1)

         0.66               5.35            19
         0.66 (3)           5.29             8
         0.65 (3)           5.17            --
         0.66               5.01             8
         0.64               4.75            26
         0.63 (2)(3)        4.74 (2)         4 (1)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and
General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


MORGAN STANLEY
DEAN WITTER
MULTI-STATE
MUNICIPAL SERIES
TRUST


                                        THE ARIZONA SERIES

                                     THE CALIFORNIA SERIES

                                        THE FLORIDA SERIES
A DIRECT
ROUTE TO                          THE MASSACHUSETTS SERIES
TAX-FREE
INCOME                                 THE MICHIGAN SERIES

                                      THE MINNESOTA SERIES

                                     THE NEW JERSEY SERIES

                                       THE NEW YORK SERIES

                                           THE OHIO SERIES

                                   THE PENNSYLVANIA SERIES


SEMIANNUAL REPORT
MAY 31, 1999